UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02402

John Hancock Sovereign Bond Fund (Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-543-9634

Date of fiscal year end:	May 31
Date of reporting period:	November 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semiannual report
John Hancock
Bond Fund
Fixed income
November 30, 2022

A message to shareholders
Dear shareholder,
U.S. bonds declined during the six months ended November 30, 2022, as bond yields rose to their highest levels in more than a decade. The catalyst was surging inflation, driven largely by rising food and energy prices. The U.S. Federal Reserve continued its inflation-fighting campaign by raising short-term interest rates four times during the period, boosting the federal funds rate target to its highest level since January 2008.
In this environment, bond yields moved broadly higher, with the 10-year U.S. Treasury bond yield cresting above 4% for the first time since 2008. In terms of sector performance, residential mortgage-backed securities and investment-grade corporate bonds declined the most, while high-yield corporate bonds and asset-backed securities held up the best.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
Global Head of Retail,
Manulife Investment Management
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Bond Fund

2	Your fund at a glance
3	Portfolio summary
4	Your expenses
6	Fund’s investments
40	Financial statements
44	Financial highlights
51	Notes to financial statements
62	Shareholder meeting
63	Evaluation of advisory and subadvisory agreements by the Board of Trustees
69	More information
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a high level of current income consistent with prudent investment risk.
AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/2022 (%)

The Bloomberg U.S. Aggregate Bond Index tracks the performance of U.S. investment-grade bonds in government, asset-backed, and corporate debt markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund’s Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Portfolio summary
PORTFOLIO COMPOSITION AS OF 11/30/2022 (% of net assets)

QUALITY COMPOSITION AS OF 11/30/2022 (% of net assets)

Ratings are from Moody’s Investors Service, Inc. If not available, we have used S&P Global Ratings. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not rated” securities are those with no ratings available from these agencies. All ratings are as of 11-30-22 and do not reflect subsequent downgrades or upgrades, if any.
Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors, or the markets, generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	3

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at November 30, 2022, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on June 1, 2022, with the same investment held until November 30, 2022. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
4	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 6-1-2022	Ending value on 11-30-2022	Expenses paid during period ended 11-30-2022[1]	Annualized expense ratio
Class A	Actual expenses/actual returns	$1,000.00	$953.00	$3.77	0.77%
	Hypothetical example	1,000.00	1,021.20	3.90	0.77%
Class C	Actual expenses/actual returns	1,000.00	949.60	7.18	1.47%
	Hypothetical example	1,000.00	1,017.70	7.44	1.47%
Class I	Actual expenses/actual returns	1,000.00	953.80	2.30	0.47%
	Hypothetical example	1,000.00	1,022.70	2.38	0.47%
Class R2	Actual expenses/actual returns	1,000.00	952.70	4.16	0.85%
	Hypothetical example	1,000.00	1,020.80	4.31	0.85%
Class R4	Actual expenses/actual returns	1,000.00	953.20	2.94	0.60%
	Hypothetical example	1,000.00	1,022.10	3.04	0.60%
Class R6	Actual expenses/actual returns	1,000.00	955.10	1.76	0.36%
	Hypothetical example	1,000.00	1,023.30	1.83	0.36%
Class NAV	Actual expenses/actual returns	1,000.00	954.40	1.71	0.35%
	Hypothetical example	1,000.00	1,023.30	1.78	0.35%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	5

Fund’s investments
AS OF 11-30-22 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 37.8%				$7,587,210,683
(Cost $7,884,073,748)
U.S. Government 15.7%				3,141,858,771
U.S. Treasury
Bond	2.500	02-15-45	46,172,000	35,597,530
Bond	3.000	08-15-52	1,954,501,000	1,673,541,448
Bond	3.375	08-15-42	483,509,000	442,335,187
Bond	4.000	11-15-42	477,346,000	479,583,559
Note	4.125	11-15-32	491,598,000	510,801,047
U.S. Government Agency 22.1%				4,445,351,912
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru (A)	4.500	11-01-37	21,000,099	20,944,172
30 Yr Pass Thru	2.000	09-01-50	128,229,872	106,605,840
30 Yr Pass Thru	2.000	03-01-52	67,513,411	55,832,923
30 Yr Pass Thru	2.500	09-01-50	28,686,641	24,816,678
30 Yr Pass Thru	2.500	10-01-50	133,236,027	115,470,042
30 Yr Pass Thru	2.500	08-01-51	65,715,900	56,747,835
30 Yr Pass Thru	2.500	11-01-51	48,956,872	42,191,718
30 Yr Pass Thru	2.500	12-01-51	16,136,388	13,830,926
30 Yr Pass Thru	3.000	03-01-43	3,437,699	3,157,739
30 Yr Pass Thru	3.000	12-01-45	11,877,822	10,836,276
30 Yr Pass Thru	3.000	05-01-46	2,030,088	1,847,633
30 Yr Pass Thru	3.000	10-01-46	4,797,255	4,360,101
30 Yr Pass Thru	3.000	10-01-46	3,647,175	3,314,823
30 Yr Pass Thru	3.000	10-01-46	6,510,761	5,917,463
30 Yr Pass Thru	3.000	10-01-46	48,793,089	44,407,771
30 Yr Pass Thru	3.000	12-01-46	36,606,798	33,270,974
30 Yr Pass Thru	3.000	12-01-46	8,686,663	7,895,084
30 Yr Pass Thru	3.000	04-01-47	24,317,090	22,078,379
30 Yr Pass Thru	3.000	09-01-49	12,795,910	11,493,028
30 Yr Pass Thru	3.000	10-01-49	15,888,790	14,305,747
30 Yr Pass Thru	3.000	12-01-49	14,799,285	13,278,544
30 Yr Pass Thru	3.000	01-01-50	13,121,725	11,806,171
30 Yr Pass Thru	3.000	02-01-50	8,287,336	7,456,467
30 Yr Pass Thru	3.000	06-01-51	80,618,933	72,221,350
30 Yr Pass Thru	3.500	06-01-42	2,486,489	2,338,342
30 Yr Pass Thru	3.500	04-01-44	3,694,026	3,495,081
30 Yr Pass Thru	3.500	05-01-45	5,787,234	5,455,663
30 Yr Pass Thru	3.500	08-01-46	35,597,614	33,580,350
30 Yr Pass Thru	3.500	09-01-46	7,393,757	6,949,348
30 Yr Pass Thru	3.500	10-01-46	1,500,667	1,416,095
30 Yr Pass Thru	3.500	10-01-46	13,760,328	12,894,549
30 Yr Pass Thru	3.500	11-01-46	4,399,523	4,135,085
6	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	11-01-46	4,750,169	$4,469,109
30 Yr Pass Thru	3.500	12-01-46	6,232,487	5,867,616
30 Yr Pass Thru	3.500	01-01-47	4,279,111	4,032,608
30 Yr Pass Thru	3.500	02-01-47	6,030,526	5,686,900
30 Yr Pass Thru	3.500	04-01-47	7,841,844	7,392,558
30 Yr Pass Thru	3.500	09-01-47	20,523,554	19,283,552
30 Yr Pass Thru	3.500	03-01-52	27,799,099	25,658,888
30 Yr Pass Thru	4.000	01-01-41	5,724,707	5,540,775
30 Yr Pass Thru	4.000	03-01-42	2,954,994	2,858,199
30 Yr Pass Thru	4.000	11-01-43	2,380,031	2,321,061
30 Yr Pass Thru	4.000	01-01-47	5,968,604	5,830,046
30 Yr Pass Thru	4.000	03-01-47	17,212,677	16,694,757
30 Yr Pass Thru	4.000	04-01-47	6,998,350	6,791,710
30 Yr Pass Thru	4.000	05-01-47	5,891,462	5,717,505
30 Yr Pass Thru	4.000	10-01-47	8,657,980	8,380,690
30 Yr Pass Thru	4.000	03-01-48	2,336,617	2,253,349
30 Yr Pass Thru	4.000	07-01-48	17,940,895	17,412,276
30 Yr Pass Thru	4.000	08-01-48	8,460,758	8,179,738
30 Yr Pass Thru	4.000	05-01-52	2,820,812	2,696,840
30 Yr Pass Thru	4.500	07-01-52	22,618,908	22,143,683
30 Yr Pass Thru	4.500	08-01-52	13,895,660	13,599,368
30 Yr Pass Thru	4.500	08-01-52	68,270,160	66,942,469
30 Yr Pass Thru	4.500	08-01-52	55,938,213	54,850,349
30 Yr Pass Thru	4.500	09-01-52	34,131,022	33,342,998
30 Yr Pass Thru	4.500	09-01-52	38,246,440	37,550,446
30 Yr Pass Thru	4.500	10-01-52	43,293,304	42,569,734
30 Yr Pass Thru	4.500	10-01-52	1,000,000	974,224
30 Yr Pass Thru	5.000	08-01-52	43,904,595	44,238,744
30 Yr Pass Thru	5.000	10-01-52	177,419	172,077
30 Yr Pass Thru	5.000	10-01-52	54,798,534	55,061,474
30 Yr Pass Thru	5.500	11-01-39	2,196,366	2,285,821
30 Yr Pass Thru (A)	5.500	09-01-52	46,567,083	47,686,271
30 Yr Pass Thru (A)	5.500	11-01-52	48,361,833	49,134,239
Federal National Mortgage Association
15 Yr Pass Thru (A)	4.500	TBA	141,632,000	141,217,018
15 Yr Pass Thru (A)	4.500	11-01-37	39,704,006	39,623,081
15 Yr Pass Thru	4.500	11-01-37	368,999	368,016
30 Yr Pass Thru	2.000	09-01-50	20,364,637	16,930,448
30 Yr Pass Thru	2.500	08-01-50	27,519,361	23,832,669
30 Yr Pass Thru	2.500	08-01-50	30,918,094	26,795,407
30 Yr Pass Thru	2.500	09-01-50	124,301,060	107,726,483
30 Yr Pass Thru	2.500	09-01-50	12,601,258	10,936,730
30 Yr Pass Thru	2.500	09-01-50	66,960,169	57,989,703
30 Yr Pass Thru	2.500	08-01-51	5,642,317	4,863,510
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	2.500	08-01-51	44,805,081	$38,620,649
30 Yr Pass Thru	2.500	10-01-51	22,895,157	19,727,790
30 Yr Pass Thru	2.500	11-01-51	49,084,146	42,447,125
30 Yr Pass Thru	2.500	11-01-51	46,798,823	40,171,010
30 Yr Pass Thru	2.500	01-01-52	54,404,433	46,767,493
30 Yr Pass Thru	2.500	02-01-52	136,532,980	117,367,368
30 Yr Pass Thru	2.500	03-01-52	1,126,839	967,957
30 Yr Pass Thru	3.000	07-01-42	2,009,796	1,826,027
30 Yr Pass Thru	3.000	10-01-42	3,268,059	2,961,762
30 Yr Pass Thru	3.000	10-01-42	1,885,685	1,707,368
30 Yr Pass Thru	3.000	04-01-43	1,556,221	1,427,189
30 Yr Pass Thru	3.000	12-01-45	16,231,049	14,793,970
30 Yr Pass Thru	3.000	08-01-46	24,329,003	22,091,308
30 Yr Pass Thru	3.000	08-01-46	18,682,693	16,987,680
30 Yr Pass Thru	3.000	09-01-46	2,361,524	2,144,320
30 Yr Pass Thru	3.000	10-01-46	1,793,140	1,628,214
30 Yr Pass Thru	3.000	10-01-46	13,792,001	12,523,462
30 Yr Pass Thru	3.000	01-01-47	17,085,228	15,497,773
30 Yr Pass Thru	3.000	02-01-47	9,905,698	8,994,608
30 Yr Pass Thru	3.000	10-01-47	20,617,347	18,721,038
30 Yr Pass Thru	3.000	11-01-47	21,646,358	19,655,404
30 Yr Pass Thru	3.000	11-01-48	37,533,858	34,081,629
30 Yr Pass Thru	3.000	11-01-48	12,875,296	11,723,261
30 Yr Pass Thru	3.000	09-01-49	17,227,914	15,473,765
30 Yr Pass Thru	3.000	09-01-49	31,443,004	28,015,474
30 Yr Pass Thru	3.000	10-01-49	7,745,696	6,949,766
30 Yr Pass Thru	3.000	10-01-49	32,980,461	29,735,755
30 Yr Pass Thru	3.000	11-01-49	21,822,631	19,430,157
30 Yr Pass Thru	3.000	11-01-49	21,804,228	19,631,813
30 Yr Pass Thru	3.000	11-01-49	17,003,806	15,272,475
30 Yr Pass Thru	3.000	11-01-49	18,607,848	16,695,749
30 Yr Pass Thru	3.000	12-01-49	19,815,504	17,797,886
30 Yr Pass Thru	3.000	01-01-50	17,574,222	15,773,828
30 Yr Pass Thru	3.000	01-01-52	41,792,228	37,269,205
30 Yr Pass Thru	3.000	02-01-52	17,819,279	15,854,566
30 Yr Pass Thru	3.000	02-01-52	38,893,011	34,556,141
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	3.372	07-01-33	287	290
30 Yr Pass Thru	3.500	11-01-40	977,875	919,916
30 Yr Pass Thru	3.500	06-01-42	1,022,125	958,879
30 Yr Pass Thru	3.500	08-01-42	2,235,289	2,098,164
30 Yr Pass Thru	3.500	06-01-43	9,436,217	8,905,096
30 Yr Pass Thru	3.500	07-01-43	2,846,364	2,686,155
30 Yr Pass Thru	3.500	07-01-43	2,942,291	2,776,683
8	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	01-01-45	1,911,013	$1,806,437
30 Yr Pass Thru	3.500	04-01-45	6,124,903	5,768,676
30 Yr Pass Thru	3.500	04-01-45	1,583,552	1,491,452
30 Yr Pass Thru	3.500	04-01-45	7,271,173	6,848,279
30 Yr Pass Thru	3.500	01-01-46	17,419,708	16,444,676
30 Yr Pass Thru	3.500	02-01-46	11,099,798	10,447,292
30 Yr Pass Thru	3.500	07-01-46	7,342,053	6,887,503
30 Yr Pass Thru	3.500	07-01-46	3,941,398	3,703,543
30 Yr Pass Thru	3.500	08-01-46	18,788,348	17,660,382
30 Yr Pass Thru	3.500	02-01-47	21,238,973	19,957,246
30 Yr Pass Thru	3.500	03-01-47	24,327,089	22,904,613
30 Yr Pass Thru	3.500	05-01-47	14,858,777	14,008,515
30 Yr Pass Thru	3.500	07-01-47	27,924,453	26,291,629
30 Yr Pass Thru	3.500	08-01-47	19,077,343	17,955,873
30 Yr Pass Thru	3.500	11-01-47	23,201,922	21,765,481
30 Yr Pass Thru	3.500	12-01-47	11,173,860	10,464,623
30 Yr Pass Thru	3.500	01-01-48	17,928,882	16,790,884
30 Yr Pass Thru	3.500	03-01-48	4,572,798	4,299,697
30 Yr Pass Thru	3.500	03-01-48	9,949,791	9,277,828
30 Yr Pass Thru	3.500	03-01-49	2,892,261	2,708,681
30 Yr Pass Thru	3.500	06-01-49	18,123,963	16,929,688
30 Yr Pass Thru	3.500	06-01-49	54,614,250	51,062,391
30 Yr Pass Thru	3.500	09-01-49	5,329,649	4,950,139
30 Yr Pass Thru	3.500	12-01-49	24,527,289	22,765,438
30 Yr Pass Thru	3.500	02-01-50	26,523,305	24,601,498
30 Yr Pass Thru	3.500	02-01-52	26,189,562	24,422,884
30 Yr Pass Thru	3.500	02-01-52	36,217,751	33,259,630
30 Yr Pass Thru	3.500	04-01-52	34,429,635	31,725,153
30 Yr Pass Thru	3.500	04-01-52	23,071,189	21,258,924
30 Yr Pass Thru	4.000	09-01-40	2,648,156	2,560,907
30 Yr Pass Thru	4.000	09-01-40	3,734,988	3,612,271
30 Yr Pass Thru	4.000	11-01-40	1,266,454	1,224,805
30 Yr Pass Thru	4.000	12-01-40	1,547,411	1,496,440
30 Yr Pass Thru	4.000	01-01-41	2,487,815	2,405,477
30 Yr Pass Thru	4.000	09-01-41	3,251,417	3,141,658
30 Yr Pass Thru	4.000	09-01-41	1,448,491	1,400,245
30 Yr Pass Thru	4.000	10-01-41	1,053,077	1,017,525
30 Yr Pass Thru	4.000	01-01-42	1,563,136	1,510,771
30 Yr Pass Thru	4.000	05-01-42	2,092,648	2,021,326
30 Yr Pass Thru	4.000	09-01-43	4,240,999	4,161,298
30 Yr Pass Thru	4.000	10-01-43	4,109,506	4,028,424
30 Yr Pass Thru	4.000	10-01-43	1,468,401	1,436,675
30 Yr Pass Thru	4.000	01-01-44	3,053,005	2,992,768
30 Yr Pass Thru	4.000	12-01-45	7,698,659	7,501,051
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	02-01-46	3,777,611	$3,661,760
30 Yr Pass Thru	4.000	04-01-46	4,782,814	4,631,651
30 Yr Pass Thru	4.000	06-01-46	2,973,647	2,879,664
30 Yr Pass Thru	4.000	07-01-46	5,441,025	5,269,059
30 Yr Pass Thru	4.000	10-01-46	1,822,025	1,762,731
30 Yr Pass Thru	4.000	01-01-47	7,012,775	6,811,734
30 Yr Pass Thru	4.000	03-01-47	7,837,856	7,595,036
30 Yr Pass Thru	4.000	04-01-47	8,430,129	8,184,239
30 Yr Pass Thru	4.000	11-01-47	2,308,841	2,225,588
30 Yr Pass Thru	4.000	12-01-47	5,444,477	5,280,909
30 Yr Pass Thru	4.000	12-01-47	2,922,871	2,819,532
30 Yr Pass Thru	4.000	09-01-48	2,596,122	2,510,014
30 Yr Pass Thru	4.000	10-01-48	7,506,302	7,245,606
30 Yr Pass Thru	4.000	10-01-48	9,346,475	9,048,155
30 Yr Pass Thru	4.000	01-01-49	6,420,126	6,165,052
30 Yr Pass Thru	4.000	01-01-49	5,055,950	4,840,855
30 Yr Pass Thru	4.000	02-01-49	6,143,014	5,897,030
30 Yr Pass Thru	4.000	07-01-49	11,163,702	10,762,027
30 Yr Pass Thru	4.000	07-01-49	16,183,262	15,600,982
30 Yr Pass Thru	4.000	08-01-49	31,471,993	30,349,453
30 Yr Pass Thru	4.000	02-01-50	24,873,961	23,854,616
30 Yr Pass Thru	4.000	03-01-51	102,150,708	98,156,064
30 Yr Pass Thru	4.000	08-01-51	55,558,436	53,559,421
30 Yr Pass Thru	4.000	10-01-51	113,124,186	108,285,039
30 Yr Pass Thru	4.000	04-01-52	10,607,838	10,105,997
30 Yr Pass Thru	4.000	06-01-52	2,965,448	2,835,583
30 Yr Pass Thru	4.000	07-01-52	39,104,616	37,230,195
30 Yr Pass Thru	4.500	06-01-52	42,797,722	41,965,409
30 Yr Pass Thru	4.500	06-01-52	97,812,370	95,757,322
30 Yr Pass Thru	4.500	07-01-52	79,626,087	77,953,135
30 Yr Pass Thru	4.500	08-01-52	48,271,179	47,060,895
30 Yr Pass Thru	4.500	08-01-52	10,713,157	10,484,724
30 Yr Pass Thru	4.500	08-01-52	78,719,200	76,745,505
30 Yr Pass Thru	4.500	09-01-52	65,882,502	64,781,394
30 Yr Pass Thru	4.500	10-01-52	16,816,682	16,535,621
30 Yr Pass Thru (A)	5.000	TBA	6,999,950	6,977,251
30 Yr Pass Thru	5.000	10-01-52	46,136,334	46,256,787
30 Yr Pass Thru	5.000	10-01-52	45,246,966	45,110,583
30 Yr Pass Thru (A)	5.500	TBA	217,856,000	220,340,909
30 Yr Pass Thru (A)	5.500	10-01-52	49,449,880	50,545,635
30 Yr Pass Thru (A)	5.500	12-01-52	41,403,186	42,398,266
30 Yr Pass Thru	7.000	09-01-31	103	110
30 Yr Pass Thru	7.000	09-01-31	84	89
30 Yr Pass Thru	7.000	09-01-31	1,280	1,360
10	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	01-01-32	50	$53
30 Yr Pass Thru	7.000	06-01-32	21	22
30 Yr Pass Thru	7.500	09-01-29	29	30
30 Yr Pass Thru	7.500	12-01-29	34	36
30 Yr Pass Thru	7.500	01-01-31	14	15
30 Yr Pass Thru	7.500	05-01-31	100	106
30 Yr Pass Thru	7.500	08-01-31	34	35
Government National Mortgage Association
30 Yr Pass Thru	5.000	04-15-35	1,711	1,716
30 Yr Pass Thru	5.000	04-15-35	864	865
30 Yr Pass Thru	5.500	03-15-35	892	918
30 Yr Pass Thru	6.000	03-15-33	1,528	1,583
30 Yr Pass Thru	6.000	06-15-33	466	481
30 Yr Pass Thru	6.500	09-15-28	69	70
30 Yr Pass Thru	6.500	09-15-29	77	79
30 Yr Pass Thru	6.500	08-15-31	99	103
30 Yr Pass Thru	7.000	04-15-29	409	423

30 Yr Pass Thru	8.000	10-15-26	184	190
Foreign government obligations 0.1%				$29,694,012
(Cost $36,949,994)
Argentina 0.0%				11,797,775
Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41	43,522,000	11,797,775
Qatar 0.1%				17,896,237
State of Qatar Bond (C)	5.103	04-23-48	17,804,000	17,896,237

Corporate bonds 43.6%				$8,755,038,927
(Cost $10,007,628,163)
Communication services 4.3%				861,736,768
Diversified telecommunication services 1.1%
AT&T, Inc.	3.500	06-01-41	36,461,000	27,859,168
AT&T, Inc.	3.650	06-01-51	44,604,000	32,666,984
C&W Senior Financing DAC (C)	6.875	09-15-27	18,344,000	16,338,726
Connect Finco SARL (C)	6.750	10-01-26	22,977,000	21,713,265
GCI LLC (C)	4.750	10-15-28	12,612,000	10,805,079
Kenbourne Invest SA (C)	4.700	01-22-28	2,933,000	2,126,530
Kenbourne Invest SA (C)	6.875	11-26-24	5,127,000	4,742,475
Level 3 Financing, Inc. (C)	3.400	03-01-27	25,465,000	21,726,434
Switch, Ltd. (C)	3.750	09-15-28	5,023,000	5,063,700
Telefonica Emisiones SA	5.213	03-08-47	36,118,000	29,511,705
Telesat Canada (C)	5.625	12-06-26	8,065,000	3,803,753
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Total Play Telecomunicaciones SA de CV (C)	6.375	09-20-28	17,481,000	$12,498,915
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25	34,312,000	29,208,090
Entertainment 0.9%
Lions Gate Capital Holdings LLC (C)	5.500	04-15-29	19,619,000	12,752,350
Live Nation Entertainment, Inc. (C)	4.750	10-15-27	7,935,000	7,161,258
Netflix, Inc.	4.875	04-15-28	40,575,000	39,417,395
Netflix, Inc. (C)	4.875	06-15-30	18,644,000	17,610,098
Netflix, Inc. (C)	5.375	11-15-29	6,259,000	6,143,265
Netflix, Inc.	5.875	11-15-28	32,460,000	32,791,417
Take-Two Interactive Software, Inc.	3.550	04-14-25	13,692,000	13,203,195
Warnermedia Holdings, Inc. (C)	5.050	03-15-42	10,477,000	8,387,344
Warnermedia Holdings, Inc. (C)	5.141	03-15-52	34,016,000	26,357,672
WMG Acquisition Corp. (C)	3.000	02-15-31	14,793,000	12,260,512
WMG Acquisition Corp. (C)	3.875	07-15-30	18,861,000	16,346,256
Interactive media and services 0.1%
Match Group Holdings II LLC (C)	3.625	10-01-31	5,958,000	4,552,936
Match Group Holdings II LLC (C)	4.125	08-01-30	14,047,000	11,729,245
Media 1.5%
CCO Holdings LLC (C)	4.500	06-01-33	14,410,000	11,435,920
Charter Communications Operating LLC	3.900	06-01-52	16,253,000	10,795,241
Charter Communications Operating LLC	4.200	03-15-28	40,895,000	38,040,263
Charter Communications Operating LLC	4.800	03-01-50	41,047,000	30,797,498
Charter Communications Operating LLC	5.750	04-01-48	46,920,000	40,364,937
Charter Communications Operating LLC	6.484	10-23-45	38,482,000	36,252,636
Globo Comunicacao e Participacoes SA (C)	4.875	01-22-30	25,650,000	21,054,674
LCPR Senior Secured Financing DAC (C)	5.125	07-15-29	8,324,000	6,880,108
News Corp. (C)	3.875	05-15-29	15,978,000	14,200,448
News Corp. (C)	5.125	02-15-32	7,797,000	7,147,510
Radiate Holdco LLC (C)	6.500	09-15-28	13,791,000	7,443,003
Sirius XM Radio, Inc. (C)	4.000	07-15-28	15,524,000	13,720,422
Sirius XM Radio, Inc. (C)	5.000	08-01-27	26,970,000	25,169,483
Stagwell Global LLC (C)	5.625	08-15-29	27,784,000	23,824,780
Univision Communications, Inc. (C)	4.500	05-01-29	7,219,000	6,145,174
Univision Communications, Inc. (C)	7.375	06-30-30	2,196,000	2,191,652
Wireless telecommunication services 0.7%
Millicom International Cellular SA (C)	5.125	01-15-28	3,690,000	3,336,830
Millicom International Cellular SA (C)	6.250	03-25-29	14,440,500	13,668,839
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	12,421,000	12,131,887
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27	8,190,000	6,543,581
12	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services (continued)
Sprint LLC	7.875	09-15-23	18,175,000	$18,568,307
T-Mobile USA, Inc.	2.875	02-15-31	3,484,000	2,910,880
T-Mobile USA, Inc.	3.375	04-15-29	29,308,000	25,895,696
T-Mobile USA, Inc.	3.875	04-15-30	39,657,000	36,422,384
Vodafone Group PLC (7.000% to 1-4-29, then 5 Year U.S. Swap Rate + 4.873%)	7.000	04-04-79	20,093,000	20,016,848
Consumer discretionary 5.0%				996,441,768
Auto components 0.1%
Dealer Tire LLC (C)	8.000	02-01-28	7,968,000	6,869,771
LCM Investments Holdings II LLC (C)	4.875	05-01-29	4,403,000	3,681,348
Automobiles 1.8%
Ford Motor Company	3.250	02-12-32	12,651,000	9,998,399
Ford Motor Credit Company LLC	2.900	02-16-28	4,515,000	3,771,723
Ford Motor Credit Company LLC	4.000	11-13-30	13,199,000	11,164,374
Ford Motor Credit Company LLC	4.125	08-17-27	27,831,000	25,392,169
Ford Motor Credit Company LLC	4.134	08-04-25	66,909,000	63,312,641
Ford Motor Credit Company LLC	5.113	05-03-29	38,435,000	35,832,566
General Motors Company	5.400	10-15-29	27,779,000	26,806,291
General Motors Company	5.400	04-01-48	11,218,000	9,663,275
General Motors Financial Company, Inc.	2.400	10-15-28	54,508,000	45,425,418
General Motors Financial Company, Inc.	3.600	06-21-30	59,790,000	51,278,740
Hyundai Capital America (C)	1.000	09-17-24	26,726,000	24,544,876
Hyundai Capital America (C)	1.800	10-15-25	11,797,000	10,536,068
Hyundai Capital America (C)	2.375	10-15-27	10,962,000	9,295,305
Mercedes-Benz Finance North America LLC (C)	3.500	08-03-25	10,505,000	10,081,167
Nissan Motor Acceptance Company LLC (C)	1.125	09-16-24	13,599,000	12,313,083
Nissan Motor Company, Ltd. (C)	3.522	09-17-25	21,797,000	20,194,234
Diversified consumer services 0.2%
GEMS MENASA Cayman, Ltd. (C)	7.125	07-31-26	14,169,000	13,525,683
Service Corp. International	4.000	05-15-31	18,037,000	15,453,921
Sotheby’s (C)	7.375	10-15-27	8,763,000	8,535,118
Hotels, restaurants and leisure 2.0%
Affinity Gaming (C)	6.875	12-15-27	10,775,000	9,243,226
Booking Holdings, Inc.	4.625	04-13-30	29,538,000	28,776,347
CCM Merger, Inc. (C)	6.375	05-01-26	8,345,000	7,725,217
Choice Hotels International, Inc.	3.700	12-01-29	15,994,000	13,993,030
Choice Hotels International, Inc.	3.700	01-15-31	14,687,000	12,587,705
Expedia Group, Inc.	2.950	03-15-31	19,051,000	15,487,793
Expedia Group, Inc.	4.625	08-01-27	26,562,000	25,653,782
Expedia Group, Inc.	5.000	02-15-26	28,541,000	28,451,550
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Full House Resorts, Inc. (C)	8.250	02-15-28	9,403,000	$8,370,551
Hilton Domestic Operating Company, Inc. (C)	3.625	02-15-32	13,389,000	11,023,298
Hilton Grand Vacations Borrower Escrow LLC (C)	4.875	07-01-31	13,024,000	10,750,010
Hilton Grand Vacations Borrower Escrow LLC (C)	5.000	06-01-29	16,411,000	14,210,777
Hyatt Hotels Corp.	6.000	04-23-30	12,540,000	12,444,901
Jacobs Entertainment, Inc. (C)	6.750	02-15-29	7,277,000	6,549,300
Marriott International, Inc.	4.625	06-15-30	23,846,000	22,393,152
MGM Resorts International	4.750	10-15-28	29,156,000	25,796,646
Midwest Gaming Borrower LLC (C)	4.875	05-01-29	16,228,000	14,013,040
Mohegan Gaming & Entertainment (C)	8.000	02-01-26	20,373,000	19,129,228
New Red Finance, Inc. (C)	4.000	10-15-30	36,442,000	30,689,995
Premier Entertainment Sub LLC (C)	5.625	09-01-29	10,140,000	8,112,000
Resorts World Las Vegas LLC (C)	4.625	04-16-29	19,445,000	13,214,401
Resorts World Las Vegas LLC (C)	4.625	04-06-31	8,500,000	5,757,227
Travel + Leisure Company (C)	4.625	03-01-30	9,653,000	7,821,391
Travel + Leisure Company	6.600	10-01-25	9,936,000	9,762,120
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	9,122,000	8,157,453
Yum! Brands, Inc.	3.625	03-15-31	17,351,000	14,466,396
Yum! Brands, Inc. (C)	4.750	01-15-30	12,209,000	11,171,235
Household durables 0.2%
Brookfield Residential Properties, Inc. (C)	5.000	06-15-29	9,654,000	7,586,499
Century Communities, Inc. (C)	3.875	08-15-29	19,645,000	15,853,515
KB Home	4.000	06-15-31	15,888,000	12,676,876
KB Home	7.250	07-15-30	4,121,000	3,933,685
MDC Holdings, Inc.	2.500	01-15-31	10,454,000	7,423,867
Internet and direct marketing retail 0.1%
eBay, Inc.	2.700	03-11-30	33,499,000	28,538,486
Multiline retail 0.3%
Dollar Tree, Inc.	4.200	05-15-28	47,942,000	45,788,593
Macy’s Retail Holdings LLC (C)	5.875	04-01-29	4,584,000	4,263,808
Macy’s Retail Holdings LLC (C)	5.875	03-15-30	1,337,000	1,206,643
Macy’s Retail Holdings LLC (C)	6.125	03-15-32	2,507,000	2,225,564
Specialty retail 0.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	3,401,000	2,967,373
Asbury Automotive Group, Inc.	4.750	03-01-30	14,462,000	12,363,835
AutoNation, Inc.	4.750	06-01-30	11,901,000	10,716,904
Group 1 Automotive, Inc. (C)	4.000	08-15-28	4,335,000	3,677,162
Ken Garff Automotive LLC (C)	4.875	09-15-28	9,464,000	8,008,472
Lithia Motors, Inc. (C)	3.875	06-01-29	7,350,000	6,166,650
Lithia Motors, Inc. (C)	4.375	01-15-31	7,350,000	6,216,520
14	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
Lithia Motors, Inc. (C)	4.625	12-15-27	3,675,000	$3,399,375
Consumer staples 1.4%				280,291,408
Beverages 0.1%
Anheuser-Busch Companies LLC	4.900	02-01-46	11,018,000	10,307,155
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	19,890,000	18,070,336
Food and staples retailing 0.1%
Advantage Sales & Marketing, Inc. (C)	6.500	11-15-28	21,591,000	16,901,867
Food products 1.0%
Coruripe Netherlands BV (C)	10.000	02-10-27	19,985,000	16,605,537
JBS USA LUX SA (C)	3.625	01-15-32	17,668,000	14,576,100
JBS USA LUX SA (C)	3.750	12-01-31	5,619,000	4,649,833
JBS USA LUX SA (C)	5.125	02-01-28	11,250,000	10,727,807
JBS USA LUX SA (C)	5.750	04-01-33	30,306,000	29,358,331
Kraft Heinz Foods Company	4.375	06-01-46	46,450,000	39,150,944
Kraft Heinz Foods Company	5.000	06-04-42	12,796,000	11,987,865
Kraft Heinz Foods Company	5.500	06-01-50	11,572,000	11,414,976
MARB BondCo PLC (C)	3.950	01-29-31	26,902,000	20,840,979
NBM US Holdings, Inc. (C)	6.625	08-06-29	23,063,000	22,109,553
Post Holdings, Inc. (C)	5.500	12-15-29	17,011,000	15,624,008
Household products 0.1%
Edgewell Personal Care Company (C)	4.125	04-01-29	7,575,000	6,579,115
Edgewell Personal Care Company (C)	5.500	06-01-28	12,267,000	11,558,938
Personal products 0.1%
Natura Cosmeticos SA (C)	4.125	05-03-28	11,873,000	9,450,136
Oriflame Investment Holding PLC (C)	5.125	05-04-26	17,182,000	10,377,928
Energy 5.1%				1,017,002,131
Energy equipment and services 0.2%
CSI Compressco LP (C)	7.500	04-01-25	19,702,000	18,047,870
CSI Compressco LP (C)	7.500	04-01-25	5,179,000	4,744,184
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	16,839,837	14,819,057
Inkia Energy, Ltd. (C)	5.875	11-09-27	2,609,000	2,458,983
Oil, gas and consumable fuels 4.9%
Aker BP ASA (C)	3.000	01-15-25	13,687,000	12,950,202
Aker BP ASA (C)	3.100	07-15-31	23,855,000	19,657,618
Aker BP ASA (C)	3.750	01-15-30	15,636,000	13,857,184
Aker BP ASA (C)	4.000	01-15-31	35,151,000	31,218,983
Altera Infrastructure LP (C)(E)	8.500	07-15-23	16,547,000	666,017
Antero Midstream Partners LP (C)	5.375	06-15-29	16,047,000	14,803,358
Antero Resources Corp. (C)	5.375	03-01-30	5,836,000	5,468,011
Ascent Resources Utica Holdings LLC (C)	5.875	06-30-29	20,673,000	18,631,335
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cheniere Energy Partners LP	4.000	03-01-31	31,837,000	$27,817,579
Cheniere Energy Partners LP	4.500	10-01-29	31,736,000	29,133,648
CNX Resources Corp. (C)	7.375	01-15-31	4,087,000	4,089,207
Continental Resources, Inc.	4.900	06-01-44	13,606,000	10,246,951
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	14,289,000	13,978,961
Diamondback Energy, Inc.	3.125	03-24-31	17,121,000	14,407,984
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	22,814,000	20,005,707
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	24,061,000	21,395,532
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	22,368,000	20,283,809
Energean Israel Finance, Ltd. (C)	5.375	03-30-28	6,461,000	5,933,839
Energean Israel Finance, Ltd. (C)	5.875	03-30-31	11,574,000	10,324,974
Energy Transfer LP	4.200	04-15-27	15,075,000	14,262,548
Energy Transfer LP	5.150	03-15-45	24,013,000	20,511,331
Energy Transfer LP	5.250	04-15-29	48,302,000	46,989,650
Energy Transfer LP	5.400	10-01-47	17,042,000	14,696,637
Energy Transfer LP	5.500	06-01-27	23,511,000	23,469,321
Energy Transfer LP (6.500% to 11-15-26, then 5 Year CMT + 5.694%) (D)	6.500	11-15-26	30,618,000	26,352,300
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	41,098,000	33,368,134
EQM Midstream Partners LP (C)	7.500	06-01-27	2,859,000	2,889,334
EQM Midstream Partners LP (C)	7.500	06-01-30	1,610,000	1,624,063
EQT Corp.	5.678	10-01-25	5,369,000	5,354,289
EQT Corp.	7.000	02-01-30	20,624,000	21,697,656
Hess Midstream Operations LP (C)	4.250	02-15-30	5,230,000	4,471,650
Hess Midstream Operations LP (C)	5.500	10-15-30	2,295,000	2,103,691
Inversiones Latin America Power, Ltd. (C)	5.125	06-15-33	12,487,013	6,003,756
Kinder Morgan Energy Partners LP	7.750	03-15-32	15,840,000	17,764,640
Leviathan Bond, Ltd. (C)	6.500	06-30-27	29,476,000	28,871,303
Leviathan Bond, Ltd. (C)	6.750	06-30-30	4,949,000	4,688,042
MC Brazil Downstream Trading SARL (C)	7.250	06-30-31	18,736,000	15,518,167
Midwest Connector Capital Company LLC (C)	3.900	04-01-24	23,310,000	22,528,919
MPLX LP	4.000	03-15-28	19,213,000	17,985,713
MPLX LP	4.125	03-01-27	5,490,000	5,239,981
MPLX LP	4.250	12-01-27	15,703,000	14,979,620
MPLX LP	4.950	09-01-32	13,328,000	12,615,368
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (D)	6.875	02-15-23	54,521,000	53,876,562
16	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Ovintiv, Inc.	7.200	11-01-31	3,846,000	$4,109,489
Parkland Corp. (C)	4.500	10-01-29	12,267,000	10,334,948
Parkland Corp. (C)	4.625	05-01-30	11,791,000	9,886,754
Petroleos Mexicanos	8.750	06-02-29	10,862,000	10,079,936
Sabine Pass Liquefaction LLC	4.200	03-15-28	13,493,000	12,738,908
Sabine Pass Liquefaction LLC	4.500	05-15-30	28,938,000	27,342,865
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,815,000	12,649,538
Sabine Pass Liquefaction LLC	5.875	06-30-26	15,844,000	16,071,589
Southwestern Energy Company	4.750	02-01-32	9,065,000	7,925,343
Sunoco LP	4.500	05-15-29	7,321,000	6,339,160
Sunoco LP	4.500	04-30-30	17,216,000	14,936,774
Targa Resources Corp.	4.950	04-15-52	29,927,000	24,325,517
Targa Resources Partners LP	4.000	01-15-32	24,529,000	21,035,787
The Williams Companies, Inc.	3.750	06-15-27	22,304,000	21,097,574
The Williams Companies, Inc.	4.650	08-15-32	19,032,000	18,027,874
TransCanada PipeLines, Ltd.	4.250	05-15-28	13,625,000	13,017,904
Var Energi ASA (C)	8.000	11-15-32	18,688,000	19,545,057
Venture Global Calcasieu Pass LLC (C)	3.875	08-15-29	6,386,000	5,515,908
Venture Global Calcasieu Pass LLC (C)	4.125	08-15-31	10,687,000	9,217,538
Financials 10.8%				2,161,022,399
Banks 6.6%
Banco Santander SA	4.379	04-12-28	19,106,000	17,736,112
Bank of America Corp. (2.087% to 6-14-28, then SOFR + 1.060%)	2.087	06-14-29	34,490,000	29,112,672
Bank of America Corp. (2.592% to 4-29-30, then SOFR + 2.150%)	2.592	04-29-31	32,646,000	26,941,098
Bank of America Corp. (2.687% to 4-22-31, then SOFR + 1.320%)	2.687	04-22-32	61,839,000	50,098,213
Bank of America Corp.	3.248	10-21-27	27,044,000	24,930,301
Bank of America Corp. (3.846% to 3-8-32, then 5 Year CMT + 2.000%)	3.846	03-08-37	30,104,000	25,498,712
Bank of America Corp.	3.950	04-21-25	32,386,000	31,651,377
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (D)	6.300	03-10-26	45,620,000	45,209,420
Barclays PLC (1.007% to 12-10-23, then 1 Year CMT + 0.800%)	1.007	12-10-24	11,618,000	10,986,429
Barclays PLC (4.375% to 3-15-28, then 5 Year CMT + 3.410%) (D)	4.375	03-15-28	25,632,000	18,836,762
Barclays PLC (8.000% to 3-15-29, then 5 Year CMT + 5.431%) (D)	8.000	03-15-29	12,203,000	11,501,328
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (C)(D)	9.250	11-17-27	10,002,000	10,377,075
BPCE SA (C)	4.500	03-15-25	20,953,000	20,073,448
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (2.561% to 5-1-31, then SOFR + 1.167%)	2.561	05-01-32	17,287,000	$13,825,423
Citigroup, Inc.	3.200	10-21-26	39,653,000	37,028,725
Citigroup, Inc.	4.600	03-09-26	51,712,000	50,982,828
Citigroup, Inc. (4.700% to 1-30-25, then SOFR + 3.234%) (D)	4.700	01-30-25	36,879,000	31,084,203
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (D)	6.250	08-15-26	27,864,000	26,963,993
Citizens Financial Group, Inc.	3.250	04-30-30	38,053,000	33,477,379
Credit Agricole SA (C)	2.811	01-11-41	16,269,000	10,074,262
Credit Agricole SA (C)	3.250	01-14-30	34,209,000	28,078,885
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(D)	7.875	01-23-24	18,505,000	18,366,213
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (D)	5.100	06-30-23	19,543,000	18,090,920
Freedom Mortgage Corp. (C)	8.125	11-15-24	12,459,000	11,462,280
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year ICE Swap Rate + 4.368%) (D)	6.375	03-30-25	7,004,000	6,671,310
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25	7,245,000	6,816,531
Intesa Sanpaolo SpA (4.198% to 6-1-31, then 1 Year CMT + 2.600%) (C)	4.198	06-01-32	12,859,000	9,484,357
JPMorgan Chase & Co. (2.522% to 4-22-30, then SOFR + 2.040%)	2.522	04-22-31	37,470,000	30,989,550
JPMorgan Chase & Co. (2.956% to 5-13-30, then SOFR + 2.515%)	2.956	05-13-31	33,681,000	28,086,172
JPMorgan Chase & Co. (4.600% to 2-1-25, then SOFR + 3.125%) (D)	4.600	02-01-25	28,722,000	25,490,775
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (D)	6.750	02-01-24	37,415,000	37,098,315
Lloyds Banking Group PLC	4.450	05-08-25	64,560,000	63,122,867
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24	22,139,000	21,642,865
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (D)	5.125	11-01-26	10,483,000	9,133,314
NatWest Group PLC (3.754% to 11-1-24, then 5 Year CMT + 2.100%)	3.754	11-01-29	12,650,000	11,693,505
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25	28,042,000	25,658,430
NatWest Markets PLC (C)	1.600	09-29-26	35,700,000	30,912,106
Santander Holdings USA, Inc. (2.490% to 1-6-27, then SOFR + 1.249%)	2.490	01-06-28	23,584,000	20,466,345
Santander Holdings USA, Inc.	3.244	10-05-26	53,984,000	49,606,921
18	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Santander Holdings USA, Inc.	3.450	06-02-25	46,840,000	$44,556,062
Santander Holdings USA, Inc.	4.400	07-13-27	11,424,000	10,965,596
Societe Generale SA (5.375% to 11-18-30, then 5 Year CMT + 4.514%) (C)(D)	5.375	11-18-30	22,339,000	17,538,349
Societe Generale SA (6.221% to 6-15-32, then 1 Year CMT + 3.200%) (C)	6.221	06-15-33	14,339,000	13,335,286
The PNC Financial Services Group, Inc. (3.400% to 9-15-26, then 5 Year CMT + 2.595%) (D)	3.400	09-15-26	37,637,000	28,961,796
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (D)	4.850	06-01-23	14,899,000	14,070,929
The PNC Financial Services Group, Inc. (3 month LIBOR + 3.678%) (B)(D)	8.118	02-01-23	29,301,000	29,300,146
Wells Fargo & Company (2.393% to 6-2-27, then SOFR + 2.100%)	2.393	06-02-28	56,184,000	49,682,538
Wells Fargo & Company (2.879% to 10-30-29, then 3 month CME Term SOFR + 1.432%)	2.879	10-30-30	44,011,000	37,848,185
Wells Fargo & Company (3.068% to 4-30-40, then SOFR + 2.530%)	3.068	04-30-41	25,324,000	18,799,153
Wells Fargo & Company (3.350% to 3-2-32, then SOFR + 1.500%)	3.350	03-02-33	21,978,000	18,800,526
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (D)	5.875	06-15-25	66,007,000	64,614,252
Capital markets 2.5%
Ares Capital Corp.	2.150	07-15-26	27,532,000	23,476,568
Ares Capital Corp.	2.875	06-15-28	20,575,000	16,901,993
Ares Capital Corp.	3.875	01-15-26	20,967,000	19,280,303
Ares Capital Corp.	4.200	06-10-24	19,386,000	18,793,055
Blackstone Private Credit Fund	2.350	11-22-24	24,290,000	22,386,918
Blackstone Private Credit Fund	2.700	01-15-25	18,807,000	17,492,254
Blackstone Private Credit Fund	3.250	03-15-27	5,483,000	4,725,073
Blackstone Private Credit Fund	4.000	01-15-29	27,133,000	23,054,507
Cantor Fitzgerald LP (C)	4.875	05-01-24	29,166,000	28,606,029
Deutsche Bank AG (2.311% to 11-16-26, then SOFR + 1.219%)	2.311	11-16-27	22,438,000	18,742,517
Deutsche Bank AG (3.742% to 10-7-31, then SOFR + 2.257%)	3.742	01-07-33	29,929,000	21,365,444
Lazard Group LLC	4.375	03-11-29	13,937,000	12,986,617
Macquarie Bank, Ltd. (C)	3.624	06-03-30	17,809,000	14,418,993
Macquarie Bank, Ltd. (C)	4.875	06-10-25	18,897,000	18,346,561
Morgan Stanley (2.239% to 7-21-31, then SOFR + 1.178%)	2.239	07-21-32	14,763,000	11,513,055
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets (continued)
Morgan Stanley (2.484% to 9-16-31, then SOFR + 1.360%)	2.484	09-16-36	44,057,000	$32,753,586
Morgan Stanley	3.875	01-27-26	19,255,000	18,656,706
MSCI, Inc. (C)	3.250	08-15-33	13,634,000	10,711,295
MSCI, Inc. (C)	3.625	11-01-31	15,116,000	12,730,091
The Goldman Sachs Group, Inc. (2.615% to 4-22-31, then SOFR + 1.281%)	2.615	04-22-32	76,569,000	61,852,062
The Goldman Sachs Group, Inc. (2.650% to 10-21-31, then SOFR + 1.264%)	2.650	10-21-32	29,672,000	23,829,840
The Goldman Sachs Group, Inc.	3.850	01-26-27	54,969,000	52,819,690
UBS Group AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(D)	7.000	01-31-24	16,988,000	16,733,180
Consumer finance 0.4%
Ally Financial, Inc.	5.125	09-30-24	36,120,000	35,834,717
Ally Financial, Inc.	7.100	11-15-27	14,730,000	15,148,279
Discover Financial Services	4.100	02-09-27	8,970,000	8,428,062
Enova International, Inc. (C)	8.500	09-01-24	3,762,000	3,596,251
Enova International, Inc. (C)	8.500	09-15-25	17,273,000	15,891,160
OneMain Finance Corp.	6.875	03-15-25	5,750,000	5,584,946
Insurance 1.1%
Athene Holding, Ltd.	3.500	01-15-31	13,118,000	10,764,311
CNA Financial Corp.	2.050	08-15-30	10,645,000	8,371,448
CNO Financial Group, Inc.	5.250	05-30-25	11,065,000	11,004,029
CNO Financial Group, Inc.	5.250	05-30-29	30,469,000	29,045,524
Liberty Mutual Group, Inc. (4.125% to 9-15-26, then 5 Year CMT + 3.315%) (C)	4.125	12-15-51	18,110,000	14,290,369
Liberty Mutual Group, Inc. (C)	5.500	06-15-52	4,433,000	3,990,976
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-36	24,309,000	22,894,818
New York Life Insurance Company (C)	3.750	05-15-50	13,513,000	10,366,619
Nippon Life Insurance Company (2.750% to 1-21-31, then 5 Year CMT + 2.653%) (C)	2.750	01-21-51	35,062,000	26,972,693
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. Swap Rate + 3.650%) (C)	5.100	10-16-44	21,465,000	20,815,902
Prudential Financial, Inc. (5.125% to 11-28-31, then 5 Year CMT + 3.162%)	5.125	03-01-52	14,800,000	12,652,601
SBL Holdings, Inc. (C)	5.000	02-18-31	22,901,000	17,917,112
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	27,751,000	23,380,281
Thrifts and mortgage finance 0.2%
Nationstar Mortgage Holdings, Inc. (C)	5.125	12-15-30	10,058,000	7,841,263
20	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Nationstar Mortgage Holdings, Inc. (C)	5.500	08-15-28	11,236,000	$9,422,247
Nationstar Mortgage Holdings, Inc. (C)	6.000	01-15-27	6,021,000	5,473,751
Radian Group, Inc.	4.500	10-01-24	12,023,000	11,424,464
Health care 2.2%				432,923,222
Biotechnology 0.3%
AbbVie, Inc.	3.200	11-21-29	70,119,000	64,017,114
Health care equipment and supplies 0.1%
Varex Imaging Corp. (C)	7.875	10-15-27	9,865,000	9,710,724
Health care providers and services 1.5%
AdaptHealth LLC (C)	5.125	03-01-30	11,714,000	9,955,894
AmerisourceBergen Corp.	2.800	05-15-30	22,531,000	19,190,692
Centene Corp.	3.000	10-15-30	20,848,000	17,201,685
Centene Corp.	3.375	02-15-30	12,115,000	10,319,715
Centene Corp.	4.250	12-15-27	6,580,000	6,175,198
CVS Health Corp.	3.750	04-01-30	19,631,000	18,138,339
CVS Health Corp.	4.300	03-25-28	11,813,000	11,483,606
CVS Health Corp.	5.050	03-25-48	23,954,000	22,245,020
DaVita, Inc. (C)	3.750	02-15-31	25,782,000	18,949,770
DaVita, Inc. (C)	4.625	06-01-30	25,304,000	20,483,082
Encompass Health Corp.	4.500	02-01-28	9,496,000	8,539,330
Encompass Health Corp.	4.625	04-01-31	6,644,000	5,733,938
Fresenius Medical Care US Finance III, Inc. (C)	2.375	02-16-31	37,988,000	28,364,685
HCA, Inc.	4.125	06-15-29	20,511,000	18,744,171
HCA, Inc.	5.250	04-15-25	21,962,000	21,916,906
HCA, Inc.	5.250	06-15-26	17,933,000	17,790,713
Universal Health Services, Inc. (C)	1.650	09-01-26	22,040,000	18,917,018
Universal Health Services, Inc. (C)	2.650	10-15-30	23,046,000	18,425,049
Pharmaceuticals 0.3%
Organon & Company (C)	5.125	04-30-31	20,418,000	18,119,137
Royalty Pharma PLC	1.750	09-02-27	12,150,000	10,297,264
Viatris, Inc.	2.300	06-22-27	8,657,000	7,445,491
Viatris, Inc.	2.700	06-22-30	19,825,000	15,813,378
Viatris, Inc.	4.000	06-22-50	22,979,000	14,945,303
Industrials 6.1%				1,232,899,868
Aerospace and defense 0.9%
DAE Funding LLC (C)	2.625	03-20-25	24,111,000	22,368,498
Huntington Ingalls Industries, Inc.	4.200	05-01-30	17,017,000	15,626,202
The Boeing Company	3.200	03-01-29	13,975,000	12,287,219
The Boeing Company	5.040	05-01-27	41,295,000	40,894,340
The Boeing Company	5.150	05-01-30	57,564,000	56,161,222
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
TransDigm, Inc.	5.500	11-15-27	28,478,000	$26,840,515
Air freight and logistics 0.0%
Simpar Europe SA (C)	5.200	01-26-31	6,695,000	5,071,463
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	05-15-25	8,564,119	7,797,037
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	01-15-26	9,227,381	8,167,051
Alaska Airlines 2020-1 Class B Pass Through Trust (C)	8.000	08-15-25	7,031,250	7,029,919
American Airlines 2015-1 Class A Pass Through Trust	3.375	05-01-27	56,540,938	46,587,884
American Airlines 2015-1 Class B Pass Through Trust	3.700	05-01-23	11,387,787	11,167,110
American Airlines 2016-1 Class A Pass Through Trust	4.100	01-15-28	20,227,120	15,580,224
American Airlines 2017-1 Class A Pass Through Trust	4.000	02-15-29	6,541,381	5,004,649
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	15,148,269	13,329,127
American Airlines 2017-2 Class A Pass Through Trust	3.600	10-15-29	13,648,600	10,254,120
American Airlines 2019-1 Class A Pass Through Trust	3.500	02-15-32	22,105,180	16,026,859
American Airlines 2019-1 Class AA Pass Through Trust	3.150	02-15-32	14,742,839	12,090,952
American Airlines 2021-1 Class A Pass Through Trust	2.875	07-11-34	13,660,000	10,655,102
American Airlines 2021-1 Class B Pass Through Trust	3.950	07-11-30	10,179,000	8,146,482
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	7,848,960	7,614,207
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	09-20-31	7,071,263	5,913,057
British Airways 2020-1 Class A Pass Through Trust (C)	4.250	11-15-32	6,922,920	6,197,553
British Airways 2020-1 Class B Pass Through Trust (C)	8.375	11-15-28	5,046,545	4,933,531
Delta Air Lines, Inc.	2.900	10-28-24	38,340,000	36,346,320
Delta Air Lines, Inc.	4.375	04-19-28	26,290,000	24,024,985
Delta Air Lines, Inc. (C)	4.500	10-20-25	5,725,000	5,577,312
Delta Air Lines, Inc. (C)	4.750	10-20-28	20,881,627	19,793,719
JetBlue 2019-1 Class AA Pass Through Trust	2.750	05-15-32	16,159,026	13,447,845
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	27,960,731	25,444,266
22	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
United Airlines 2016-1 Class A Pass Through Trust	3.450	07-07-28	24,172,237	$19,101,538
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	21,044,562	18,623,566
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	4,881,776	4,417,744
United Airlines 2019-1 Class A Pass Through Trust	4.550	08-25-31	17,744,924	14,556,372
United Airlines 2020-1 Class A Pass Through Trust	5.875	10-15-27	45,064,496	43,876,632
United Airlines 2020-1 Class B Pass Through Trust	4.875	01-15-26	9,654,540	9,048,982
United Airlines, Inc. (C)	4.375	04-15-26	1,856,000	1,727,983
United Airlines, Inc. (C)	4.625	04-15-29	4,647,000	4,136,839
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	3,952,910	3,938,257
US Airways 2011-1 Class A Pass Through Trust	7.125	10-22-23	10,613,953	10,482,046
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24	4,300,527	4,131,180
US Airways 2012-2 Class A Pass Through Trust	4.625	06-03-25	10,707,594	9,729,324
Building products 0.2%
Builders FirstSource, Inc. (C)	4.250	02-01-32	19,875,000	16,111,875
Builders FirstSource, Inc. (C)	5.000	03-01-30	2,354,000	2,088,125
Builders FirstSource, Inc. (C)	6.375	06-15-32	12,079,000	11,159,394
Owens Corning	3.950	08-15-29	20,949,000	19,242,156
Commercial services and supplies 0.5%
Albion Financing 1 SARL (C)	6.125	10-15-26	12,103,000	10,729,915
Allied Universal Holdco LLC (C)	6.000	06-01-29	6,511,000	4,667,187
APX Group, Inc. (C)	5.750	07-15-29	17,139,000	14,590,602
Cimpress PLC (C)	7.000	06-15-26	32,163,000	22,444,306
Garda World Security Corp. (C)	6.000	06-01-29	6,535,000	5,293,350
GFL Environmental, Inc. (C)	4.375	08-15-29	8,233,000	7,064,737
Graphic Packaging International LLC (C)	3.500	03-01-29	17,119,000	14,555,385
Prime Security Services Borrower LLC (C)	3.375	08-31-27	3,713,000	3,266,957
Prime Security Services Borrower LLC (C)	6.250	01-15-28	13,157,000	12,236,010
Construction and engineering 0.2%
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	17,739,000	13,747,725
MasTec, Inc. (C)	4.500	08-15-28	11,194,000	10,106,405
Tutor Perini Corp. (C)	6.875	05-01-25	18,996,000	16,533,063
Machinery 0.1%
Flowserve Corp.	3.500	10-01-30	12,857,000	10,761,117
Hillenbrand, Inc.	3.750	03-01-31	7,543,000	6,128,688
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	7,764,000	$7,502,431
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	6,702,000	6,082,199
Professional services 0.2%
CoStar Group, Inc. (C)	2.800	07-15-30	29,716,000	24,436,275
TriNet Group, Inc. (C)	3.500	03-01-29	7,774,000	6,462,138
Road and rail 0.3%
Uber Technologies, Inc. (C)	4.500	08-15-29	28,116,000	24,475,681
Uber Technologies, Inc. (C)	7.500	05-15-25	16,479,000	16,578,846
Uber Technologies, Inc. (C)	7.500	09-15-27	25,776,000	25,910,035
Trading companies and distributors 1.3%
AerCap Ireland Capital DAC	1.650	10-29-24	12,564,000	11,560,962
AerCap Ireland Capital DAC	1.750	01-30-26	25,521,000	22,516,224
AerCap Ireland Capital DAC	2.450	10-29-26	76,496,000	67,262,581
AerCap Ireland Capital DAC	2.875	08-14-24	26,769,000	25,336,442
Air Lease Corp.	2.100	09-01-28	14,336,000	11,625,218
Air Lease Corp.	2.875	01-15-26	12,330,000	11,357,915
Air Lease Corp.	3.625	12-01-27	10,118,000	9,063,794
Ashtead Capital, Inc. (C)	2.450	08-12-31	14,429,000	11,178,738
Ashtead Capital, Inc. (C)	4.250	11-01-29	7,666,000	6,939,714
Ashtead Capital, Inc. (C)	4.375	08-15-27	15,640,000	14,503,285
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	13,448,000	11,309,096
BlueLinx Holdings, Inc. (C)	6.000	11-15-29	18,852,000	15,270,120
SMBC Aviation Capital Finance DAC (C)	2.300	06-15-28	8,237,000	6,717,584
United Rentals North America, Inc.	3.875	11-15-27	13,783,000	12,632,533
United Rentals North America, Inc.	4.875	01-15-28	26,278,000	25,202,179
Transportation infrastructure 0.1%
Adani Ports & Special Economic Zone, Ltd. (C)	3.100	02-02-31	18,907,000	14,099,648
Information technology 3.8%				772,261,589
Communications equipment 0.3%
Motorola Solutions, Inc.	2.300	11-15-30	34,267,000	27,021,146
Motorola Solutions, Inc.	2.750	05-24-31	28,486,000	22,986,378
Motorola Solutions, Inc.	4.600	05-23-29	10,368,000	9,864,947
IT services 0.5%
Block, Inc.	3.500	06-01-31	8,050,000	6,532,656
CGI, Inc.	1.450	09-14-26	24,919,000	21,955,267
Gartner, Inc. (C)	3.625	06-15-29	7,938,000	6,952,785
Gartner, Inc. (C)	4.500	07-01-28	25,252,000	23,772,738
Sabre GLBL, Inc. (C)	7.375	09-01-25	14,309,000	13,629,323
VeriSign, Inc.	2.700	06-15-31	13,953,000	11,436,284
VeriSign, Inc.	5.250	04-01-25	10,167,000	10,212,708
24	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment 1.8%
Broadcom, Inc. (C)	3.419	04-15-33	35,997,000	$29,248,649
Broadcom, Inc.	4.750	04-15-29	85,684,000	82,061,987
Broadcom, Inc. (C)	4.926	05-15-37	15,585,000	13,675,725
KLA Corp.	4.100	03-15-29	15,557,000	15,147,856
Marvell Technology, Inc.	2.450	04-15-28	31,863,000	27,035,907
Micron Technology, Inc.	4.185	02-15-27	68,119,000	65,125,311
Micron Technology, Inc.	5.327	02-06-29	59,802,000	58,129,581
NXP BV	3.875	06-18-26	32,848,000	31,209,062
Qorvo, Inc. (C)	1.750	12-15-24	14,301,000	13,106,223
Qorvo, Inc. (C)	3.375	04-01-31	16,254,000	13,031,807
Renesas Electronics Corp. (C)	1.543	11-26-24	18,559,000	16,989,707
Software 0.5%
Autodesk, Inc.	2.850	01-15-30	10,308,000	8,960,724
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	18,197,000	16,513,788
Infor, Inc. (C)	1.750	07-15-25	7,620,000	6,917,012
Oracle Corp.	2.950	04-01-30	54,716,000	46,956,701
Oracle Corp.	6.900	11-09-52	22,251,000	24,644,634
Technology hardware, storage and peripherals 0.7%
Atento Luxco 1 SA (C)	8.000	02-10-26	6,652,000	3,591,325
CDW LLC	3.250	02-15-29	8,552,000	7,251,925
CDW LLC	3.569	12-01-31	26,703,000	22,031,844
Dell International LLC (C)	3.450	12-15-51	24,720,000	15,935,067
Dell International LLC	4.900	10-01-26	41,282,000	40,827,718
Dell International LLC	5.300	10-01-29	20,296,000	20,076,350
Dell International LLC	5.850	07-15-25	12,962,000	13,165,691
Western Digital Corp.	4.750	02-15-26	27,865,000	26,262,763
Materials 1.9%				381,536,542
Chemicals 0.5%
Braskem Idesa SAPI (C)	6.990	02-20-32	13,611,000	9,646,796
Braskem Netherlands Finance BV (C)	5.875	01-31-50	24,630,000	19,271,128
FS Luxembourg Sarl (C)	10.000	12-15-25	17,464,000	17,616,461
Methanex Corp.	4.250	12-01-24	7,147,000	6,914,294
Sasol Financing USA LLC	5.500	03-18-31	24,943,000	20,698,062
Trinseo Materials Operating SCA (C)	5.125	04-01-29	11,997,000	7,633,091
Valvoline, Inc. (C)	3.625	06-15-31	21,112,000	17,206,280
Construction materials 0.3%
Cemex SAB de CV (C)	3.875	07-11-31	20,594,000	16,736,711
Cemex SAB de CV (C)	5.200	09-17-30	17,916,000	16,188,898
Standard Industries, Inc. (C)	3.375	01-15-31	8,626,000	6,613,033
Standard Industries, Inc. (C)	4.375	07-15-30	10,985,000	9,007,700
Standard Industries, Inc. (C)	5.000	02-15-27	4,561,000	4,197,312
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	25

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging 0.2%
Owens-Brockway Glass Container, Inc. (C)	6.625	05-13-27	9,013,000	$8,670,754
Pactiv Evergreen Group Issuer LLC (C)	4.375	10-15-28	11,571,000	10,124,625
Pactiv Evergreen Group Issuer, Inc. (C)	4.000	10-15-27	24,222,000	21,288,110
Trident TPI Holdings, Inc. (C)	6.625	11-01-25	5,167,000	4,444,452
Metals and mining 0.9%
Anglo American Capital PLC (C)	4.750	04-10-27	14,781,000	14,207,403
Arconic Corp. (C)	6.125	02-15-28	10,635,000	9,985,733
First Quantum Minerals, Ltd. (C)	6.500	03-01-24	8,050,000	7,929,359
First Quantum Minerals, Ltd. (C)	6.875	03-01-26	9,625,000	9,280,714
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	15,023,000	14,309,723
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	11,526,000	11,356,509
Freeport-McMoRan, Inc.	4.250	03-01-30	25,953,000	23,114,179
Freeport-McMoRan, Inc.	4.625	08-01-30	18,992,000	17,347,851
Freeport-McMoRan, Inc.	5.450	03-15-43	30,200,000	27,076,112
Hudbay Minerals, Inc. (C)	4.500	04-01-26	4,708,000	4,263,778
JW Aluminum Continuous Cast Company (C)	10.250	06-01-26	7,310,000	7,474,475
Newmont Corp.	2.800	10-01-29	10,460,000	8,979,175
Novelis Corp. (C)	4.750	01-30-30	28,979,000	25,765,179
Volcan Cia Minera SAA (C)	4.375	02-11-26	4,899,000	4,188,645
Real estate 1.6%				327,332,153
Equity real estate investment trusts 1.6%
American Homes 4 Rent LP	4.250	02-15-28	12,929,000	12,047,186
American Tower Corp.	1.600	04-15-26	15,794,000	14,025,171
American Tower Corp.	3.550	07-15-27	18,925,000	17,579,050
American Tower Corp.	3.800	08-15-29	38,566,000	35,284,197
Crown Castle, Inc.	3.800	02-15-28	13,032,000	12,157,387
Equinix, Inc.	1.550	03-15-28	23,248,000	19,328,407
Equinix, Inc.	1.800	07-15-27	13,065,000	11,233,048
GLP Capital LP	3.250	01-15-32	10,853,000	8,569,999
GLP Capital LP	4.000	01-15-30	10,777,000	9,349,371
GLP Capital LP	5.375	04-15-26	17,313,000	16,783,049
Host Hotels & Resorts LP	3.375	12-15-29	27,488,000	23,249,423
Host Hotels & Resorts LP	3.500	09-15-30	15,915,000	13,283,889
Host Hotels & Resorts LP	4.500	02-01-26	11,994,000	11,437,461
Iron Mountain Information Management Services, Inc. (C)	5.000	07-15-32	4,858,000	4,104,961
Iron Mountain, Inc. (C)	4.875	09-15-29	9,816,000	8,630,937
Iron Mountain, Inc. (C)	5.250	07-15-30	11,787,000	10,608,300
RHP Hotel Properties LP (C)	4.500	02-15-29	15,671,000	13,705,503
SBA Tower Trust (C)	2.836	01-15-25	22,542,000	21,227,833
SBA Tower Trust (C)	6.599	01-15-28	8,442,000	8,479,493
26	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VICI Properties LP (C)	3.875	02-15-29	13,041,000	$11,446,453
VICI Properties LP (C)	4.125	08-15-30	12,630,000	10,943,364
VICI Properties LP (C)	4.625	12-01-29	24,513,000	22,242,441
VICI Properties LP	5.125	05-15-32	5,669,000	5,317,579
XHR LP (C)	4.875	06-01-29	7,368,000	6,297,651
Utilities 1.4%				291,591,079
Electric utilities 0.9%
Atlantica Transmision Sur SA (C)	6.875	04-30-43	12,508,713	11,289,113
Emera US Finance LP	3.550	06-15-26	11,499,000	10,785,947
FirstEnergy Corp.	2.650	03-01-30	15,065,000	12,455,139
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	7,220,000	5,559,400
NextEra Energy Capital Holdings, Inc.	2.250	06-01-30	10,230,000	8,486,353
NRG Energy, Inc. (C)	2.450	12-02-27	22,398,000	19,166,780
NRG Energy, Inc. (C)	3.375	02-15-29	5,134,000	4,265,606
NRG Energy, Inc. (C)	3.625	02-15-31	12,916,000	10,328,279
NRG Energy, Inc. (C)	3.875	02-15-32	25,570,000	20,555,595
NRG Energy, Inc. (C)	4.450	06-15-29	16,431,000	15,123,682
Vistra Operations Company LLC (C)	3.700	01-30-27	43,768,000	40,012,923
Vistra Operations Company LLC (C)	4.300	07-15-29	38,331,000	34,646,947
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	20,313,000	19,703,610
Independent power and renewable electricity producers 0.3%
AES Panama Generation Holdings SRL (C)	4.375	05-31-30	16,304,000	13,635,168
DPL, Inc.	4.125	07-01-25	14,640,000	13,793,124
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,103,942	2,653,508
NextEra Energy Operating Partners LP (C)	3.875	10-15-26	16,950,000	15,901,219
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	6,602,000	6,214,133
Multi-utilities 0.1%
Dominion Energy, Inc.	3.375	04-01-30	14,886,000	13,186,857

NiSource, Inc.	3.600	05-01-30	15,381,000	13,827,696
Municipal bonds 0.2%				$43,829,571
(Cost $53,916,515)
Golden State Tobacco Securitization Corp. (California)	4.214	06-01-50	16,097,000	12,300,176
New Jersey Transportation Trust Fund Authority	4.081	06-15-39	21,809,000	18,103,721
New Jersey Transportation Trust Fund Authority	4.131	06-15-42	1,745,000	1,406,795

State Board of Administration Finance Corp. (Florida)	1.705	07-01-27	13,918,000	12,018,879
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	27

	Rate (%)	Maturity date	Par value^	Value

Term loans (F) 0.3%				$59,349,563
(Cost $68,524,574)
Communication services 0.0%				5,740,916
Media 0.0%
AP Core Holdings II LLC, High-Yield Term Loan B2 (1 month LIBOR + 5.500%)	9.571	09-01-27	6,493,000	5,740,916
Consumer discretionary 0.1%				18,578,640
Household durables 0.1%
Hunter Douglas, Inc., USD Term Loan B1 (3 month SOFR + 3.500%)	7.859	02-26-29	21,341,513	18,578,640
Health care 0.0%				4,206,452
Health care providers and services 0.0%
TTF Holdings LLC, Term Loan (1 month LIBOR + 4.000%)	8.120	03-31-28	4,270,510	4,206,452
Industrials 0.2%				26,827,104
Professional services 0.2%
CoreLogic, Inc., Term Loan (1 month LIBOR + 3.500%)	7.625	06-02-28	32,616,540	26,827,104
Materials 0.0%				3,996,451
Containers and packaging 0.0%

Clydesdale Acquisition Holdings, Inc., Term Loan B (1 month SOFR + 4.175%)	8.361	04-13-29	4,145,610	3,996,451
Collateralized mortgage obligations 8.3%				$1,667,559,894
(Cost $2,031,254,674)
Commercial and residential 6.1%				1,228,630,408
Angel Oak Mortgage Trust LLC
Series 2020-R1, Class A1 (C)(G)	0.990	04-25-53	9,003,870	8,372,584
Series 2021-2, Class A1 (C)(G)	0.985	04-25-66	7,980,952	6,586,004
Series 2021-4, Class A1 (C)(G)	1.035	01-20-65	17,765,514	13,866,539
Series 2021-5, Class A1 (C)(G)	0.951	07-25-66	23,391,351	18,305,100
Arroyo Mortgage Trust
Series 2021-1R, Class A1 (C)(G)	1.175	10-25-48	14,008,122	11,054,522
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM (C)(G)	3.843	11-05-32	11,565,000	8,572,907
Barclays Commercial Mortgage Trust
Series 2019-C5, Class A2	3.043	11-15-52	15,513,000	14,762,357
BBCMS Mortgage Trust
Series 2020-C6, Class A2	2.690	02-15-53	10,908,000	10,255,181
BBCMS Trust
Series 2015-MSQ, Class D (C)(G)	4.123	09-15-32	7,340,000	7,318,327
Series 2015-SRCH, Class D (C)(G)	5.122	08-10-35	15,436,000	13,259,999
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PWR8, Class X1 IO (C)	0.716	06-11-41	8,284	9
Benchmark Mortgage Trust
28	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-B12, Class A2	3.001	08-15-52	20,384,902	$19,385,499
Series 2019-B13, Class A2	2.889	08-15-57	20,055,000	19,082,597
BOCA Commercial Mortgage Trust
Series 2022-BOCA, Class A (1 month CME Term SOFR + 1.770%) (B)(C)	5.564	05-15-39	19,350,000	18,732,520
Series 2022-BOCA, Class B (1 month CME Term SOFR + 2.319%) (B)(C)	6.113	05-15-39	7,240,000	6,913,943
BPR Trust
Series 2022-OANA, Class A (1 month CME Term SOFR + 1.898%) (B)(C)	5.692	04-15-37	55,353,000	53,861,491
BRAVO Residential Funding Trust
Series 2021-NQM1, Class A1 (C)(G)	0.941	02-25-49	10,363,077	8,604,384
BWAY Mortgage Trust
Series 2015-1740, Class XA IO (C)	0.205	01-10-35	123,773,000	14,593
BX Commercial Mortgage Trust
Series 2020-VKNG, Class A (1 month LIBOR + 0.930%) (B)(C)	4.805	10-15-37	19,900,396	19,253,585
Series 2021-ACNT, Class A (1 month LIBOR + 0.850%) (B)(C)	4.726	11-15-38	17,129,000	16,425,147
Series 2021-VOLT, Class C (1 month LIBOR + 1.100%) (B)(C)	4.975	09-15-36	23,449,000	21,729,848
Series 2022-AHP, Class A (1 month CME Term SOFR + 0.990%) (B)(C)	4.784	01-17-39	41,470,000	39,628,483
BX Trust
Series 2022-CLS, Class A (C)	5.760	10-13-27	19,433,000	19,226,184
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	5.623	12-15-37	6,315,000	6,061,643
Series 2019-LIFE, Class F (1 month LIBOR + 2.550%) (B)(C)	6.423	12-15-37	12,809,000	12,028,418
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class A (C)	3.341	05-10-36	19,515,000	19,142,845
Series 2019-SMRT, Class A (C)	4.149	01-10-36	10,996,000	10,693,391
COLT Mortgage Loan Trust
Series 2021-2, Class A1 (C)(G)	0.924	08-25-66	18,845,402	15,291,668
Series 2021-3, Class A1 (C)(G)	0.956	09-27-66	26,081,509	20,754,311
Series 2021-HX1, Class A1 (C)(G)	1.110	10-25-66	20,970,329	16,891,877
COLT Trust
Series 2020-RPL1, Class A1 (C)(G)	1.390	01-25-65	30,634,421	26,444,104
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class XA IO	1.688	10-15-45	24,673,663	957
Series 2014-CR15, Class XA IO	0.766	02-10-47	49,429,540	274,240
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class XA IO	0.575	05-10-51	222,912,690	4,384,269
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2013-300P, Class D (C)(G)	4.540	08-10-30	18,413,000	16,781,454
Series 2017-PANW, Class A (C)	3.244	10-10-29	7,264,000	6,772,128
Series 2020-CBM, Class A2 (C)	2.896	02-10-37	14,666,000	13,492,012
Credit Suisse Mortgage Capital Certificates
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	29

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2019-ICE4, Class D (1 month LIBOR + 1.600%) (B)(C)	5.475	05-15-36	23,820,000	$23,038,980
Series 2020-NET, Class A (C)	2.257	08-15-37	7,038,652	6,288,448
Series 2021-NQM2, Class A1 (C)(G)	1.179	02-25-66	13,397,872	11,219,049
Series 2021-NQM3, Class A1 (C)(G)	1.015	04-25-66	11,976,077	9,738,655
Series 2021-NQM5, Class A1 (C)(G)	0.938	05-25-66	12,626,830	9,545,833
Series 2021-NQM6, Class A1 (C)(G)	1.174	07-25-66	21,730,486	17,303,708
Ellington Financial Mortgage Trust
Series 2021-1, Class A1 (C)(G)	0.797	02-25-66	5,895,096	4,639,799
Series 2021-2, Class A1 (C)(G)	0.931	06-25-66	14,430,145	11,220,419
Flagstar Mortgage Trust
Series 2021-1, Class A2 (C)(G)	2.500	02-01-51	27,493,639	22,308,503
GCAT Trust
Series 2021-NQM1, Class A1 (C)(G)	0.874	01-25-66	9,619,468	8,097,411
Series 2021-NQM2, Class A1 (C)(G)	1.036	05-25-66	10,448,545	8,103,158
Series 2021-NQM3, Class A1 (C)(G)	1.091	05-25-66	16,675,020	13,389,945
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	0.090	08-10-44	3,394,652	34
Series 2015-590M, Class C (C)(G)	3.932	10-10-35	6,950,000	6,013,255
Series 2017-485L, Class C (C)(G)	4.115	02-10-37	6,670,000	5,687,798
Series 2019-GC40, Class A2	2.971	07-10-52	22,410,000	21,439,885
Series 2020-UPTN, Class A (C)	2.751	02-10-37	13,326,000	12,195,341
GS Mortgage-Backed Securities Trust
Series 2020-NQM1, Class A1 (C)(G)	1.382	09-27-60	3,287,287	2,983,591
Series 2021-NQM1, Class A1 (C)(G)	1.017	07-25-61	7,056,027	5,823,107
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	17,808,585	208,271
Series 2007-4, Class ES IO	0.350	07-19-47	18,478,553	213,169
Series 2007-6, Class ES IO (C)	0.343	08-19-37	19,021,619	191,148
Imperial Fund Mortgage Trust
Series 2021-NQM1, Class A1 (C)(G)	1.071	06-25-56	10,151,421	8,425,272
IMT Trust
Series 2017-APTS, Class AFX (C)	3.478	06-15-34	7,744,000	7,360,688
Series 2017-APTS, Class CFX (C)(G)	3.613	06-15-34	6,867,000	6,439,870
InTown Mortgage Trust
Series 2022-STAY, Class A (1 month CME Term SOFR + 2.489%) (B)(C)	6.283	08-15-39	32,450,000	32,124,711
Irvine Core Office Trust
Series 2013-IRV, Class A2 (C)(G)	3.279	05-15-48	20,104,000	19,787,893
Series 2013-IRV, Class XA IO (C)	1.211	05-15-48	1,581,263	2,688
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-NNN, Class AFX (C)	2.812	01-16-37	15,435,000	13,986,064
KNDL Mortgage Trust
Series 2019-KNSQ, Class D (1 month LIBOR + 1.350%) (B)(C)	5.223	05-15-36	11,580,000	11,229,345
Life Mortgage Trust
Series 2021-BMR, Class A (1 month LIBOR + 0.700%) (B)(C)	4.575	03-15-38	23,224,636	22,321,690
30	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2021-BMR, Class D (1 month LIBOR + 1.400%) (B)(C)	5.275	03-15-38	19,530,634	$18,355,003
Series 2022-BMR2, Class A1 (1 month CME Term SOFR + 1.295%) (B)(C)	5.089	05-15-39	54,728,000	53,081,913
MFA Trust
Series 2021-NQM1, Class A1 (C)(G)	1.153	04-25-65	8,338,696	7,200,248
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(G)	3.917	11-15-32	9,223,000	7,922,423
Series 2018-ALXA, Class C (C)(G)	4.460	01-15-43	7,402,000	6,313,060
NYMT Loan Trust
Series 2022-CP1, Class A1 (C)	2.042	07-25-61	11,090,041	9,862,955
OBX Trust
Series 2020-EXP2, Class A3 (C)(G)	2.500	05-25-60	6,104,598	4,882,170
Series 2021-NQM2, Class A1 (C)(G)	1.101	05-25-61	18,847,943	14,518,414
Series 2021-NQM3, Class A1 (C)(G)	1.054	07-25-61	23,092,224	17,327,574
One Market Plaza Trust
Series 2017-1MKT, Class D (C)	4.146	02-10-32	5,035,000	4,637,312
Provident Funding Mortgage Trust
Series 2020-F1, Class A2 (C)(G)	2.000	01-25-36	23,717,533	20,269,087
SLG Office Trust
Series 2021-OVA, Class D (C)	2.851	07-15-41	22,906,000	17,060,691
SMRT
Series 2022-MINI, Class A (1 month CME Term SOFR + 1.000%) (B)(C)	4.795	01-15-39	55,385,000	53,128,610
Starwood Mortgage Residential Trust
Series 2022-1, Class A1 (C)(G)	2.447	12-25-66	24,213,278	20,185,509
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(G)	3.580	10-25-53	7,568,000	7,256,095
Series 2015-2, Class 1M2 (C)(G)	3.414	11-25-60	9,570,855	9,314,103
Series 2017-2, Class A1 (C)(G)	2.750	04-25-57	383,833	377,990
Series 2018-1, Class A1 (C)(G)	3.000	01-25-58	2,226,548	2,140,236
Series 2018-4, Class A1 (C)(G)	3.000	06-25-58	13,059,752	11,873,944
Series 2018-5, Class A1A (C)(G)	3.250	07-25-58	1,442,203	1,378,942
Series 2018-6, Class A1A (C)(G)	3.750	03-25-58	9,645,869	9,329,952
Series 2019-1, Class A1 (C)(G)	3.709	03-25-58	11,348,649	10,514,948
Series 2019-4, Class A1 (C)(G)	2.900	10-25-59	11,972,801	11,020,435
Series 2020-4, Class A1 (C)	1.750	10-25-60	17,876,257	15,733,207
Verus Securitization Trust
Series 2020-5, Class A1 (1.218% to 10-1-24, then 2.218% thereafter) (C)	1.218	05-25-65	4,795,025	4,356,152
Series 2021-3, Class A1 (C)(G)	1.046	06-25-66	17,611,969	14,194,141
Series 2021-4, Class A1 (C)(G)	0.938	07-25-66	9,969,678	7,649,755
Series 2021-5, Class A1 (C)(G)	1.013	09-25-66	20,888,763	16,667,117
Series 2021-R1, Class A1 (C)(G)	0.820	10-25-63	7,485,738	6,506,178
WF-RBS Commercial Mortgage Trust
Series 2012-C10, Class XA IO (C)	1.486	12-15-45	2,444,128	74
Series 2013-C16, Class XA IO	0.736	09-15-46	7,699,737	19,322
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	31

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency 2.2%				$438,929,486
Federal Home Loan Mortgage Corp.
Series 2022-DNA1, Class M1A (1 month SOFR + 1.000%) (B)(C)	4.521	01-25-42	26,467,478	25,585,828
Series 2022-DNA2, Class M1A (1 month SOFR + 1.300%) (B)(C)	4.821	02-25-42	17,584,777	17,255,935
Series 2022-DNA2, Class M1B (1 month SOFR + 2.400%) (B)(C)	5.921	02-25-42	24,949,000	23,436,592
Series 2022-DNA3, Class M1A (1 month SOFR + 2.000%) (B)(C)	5.521	04-25-42	23,950,708	23,640,928
Series 2022-DNA3, Class M1B (1 month SOFR + 2.900%) (B)(C)	6.421	04-25-42	15,070,000	14,411,097
Series 2022-DNA4, Class M1A (1 month SOFR + 2.200%) (B)(C)	5.747	05-25-42	18,352,664	18,226,844
Series 2022-DNA4, Class M1B (1 month SOFR + 3.350%) (B)(C)	6.897	05-25-42	22,588,000	22,136,240
Series 2022-DNA5, Class M1B (1 month SOFR + 4.500%) (B)(C)	8.021	06-25-42	24,401,000	25,024,299
Series K038, Class X1 IO	1.234	03-25-24	168,491,101	1,732,324
Series KS03, Class X IO	0.311	08-25-25	17,443,450	88,590
Series T-41, Class 3A (G)	4.424	07-25-32	807	779
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	91	94
Series 2022-R03, Class 1M1 (1 month SOFR + 2.100%) (B)(C)	5.621	03-25-42	22,286,565	22,022,023
Series 2022-R04, Class 1M1 (1 month SOFR + 2.000%) (B)(C)	5.521	03-25-42	9,578,232	9,458,751
Series 427, Class C20 IO	2.000	02-25-51	146,731,978	17,936,752
Series 427, Class C77 IO	2.500	09-25-51	69,392,158	9,991,617
Government National Mortgage Association
Series 2008-90, Class IO	2.010	12-16-50	2,043,867	261,685
Series 2012-114, Class IO	0.611	01-16-53	8,900,031	137,727
Series 2012-120, Class IO	0.646	02-16-53	4,097,653	65,769
Series 2012-70, Class IO	0.094	08-16-52	327,292	193
Series 2013-63, Class IO	0.723	09-16-51	6,145,904	132,576
Series 2016-174, Class IO	0.832	11-16-56	28,249,280	1,185,487
Series 2017-109, Class IO	0.272	04-16-57	48,226,085	1,016,066
Series 2017-124, Class IO	0.620	01-16-59	39,854,659	1,238,460
Series 2017-135, Class IO	0.721	10-16-58	51,422,123	2,159,035
Series 2017-140, Class IO	0.486	02-16-59	23,108,863	795,104
Series 2017-159, Class IO	0.434	06-16-59	34,505,009	1,168,688
Series 2017-169, Class IO	0.588	01-16-60	86,768,269	3,032,230
Series 2017-20, Class IO	0.537	12-16-58	80,248,493	2,170,609
Series 2017-22, Class IO	0.796	12-16-57	11,109,417	442,289
Series 2017-41, Class IO	0.606	07-16-58	32,759,560	964,353
Series 2017-46, Class IO	0.694	11-16-57	55,173,103	2,129,781
Series 2017-61, Class IO	0.746	05-16-59	19,699,637	766,726
Series 2017-74, Class IO	0.452	09-16-58	43,544,064	1,082,667
32	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-89, Class IO	0.503	07-16-59	37,121,141	$1,243,870
Series 2018-114, Class IO	0.710	04-16-60	38,475,034	1,603,859
Series 2018-158, Class IO	0.769	05-16-61	80,264,868	4,149,959
Series 2018-35, Class IO	0.528	03-16-60	75,394,905	2,893,310
Series 2018-43, Class IO	0.439	05-16-60	94,787,764	3,279,818
Series 2018-68, Class IO	0.425	01-16-60	13,021,455	450,773
Series 2018-69, Class IO	0.610	04-16-60	33,525,874	1,589,267
Series 2018-81, Class IO	0.475	01-16-60	20,954,746	859,847
Series 2018-9, Class IO	0.442	01-16-60	57,977,794	1,857,875
Series 2018-99, Class IO	0.471	06-16-60	50,589,021	1,922,656
Series 2019-131, Class IO	0.802	07-16-61	64,504,033	3,645,245
Series 2020-100, Class IO	0.782	05-16-62	76,500,481	4,626,703
Series 2020-108, Class IO	0.847	06-16-62	190,915,217	11,676,184
Series 2020-114, Class IO	0.800	09-16-62	183,459,724	11,565,558
Series 2020-118, Class IO	0.885	06-16-62	152,667,556	9,800,265
Series 2020-119, Class IO	0.601	08-16-62	77,059,102	3,996,401
Series 2020-120, Class IO	0.760	05-16-62	42,902,932	2,574,614
Series 2020-137, Class IO	0.794	09-16-62	258,986,454	15,127,969
Series 2020-150, Class IO	0.960	12-16-62	125,690,190	9,030,966
Series 2020-170, Class IO	0.833	11-16-62	169,065,230	11,018,218
Series 2020-92, Class IO	0.877	02-16-62	31,544,973	2,100,816
Series 2021-110, Class IO	0.872	01-16-63	92,020,951	6,112,041
Series 2021-110, Class IO	0.872	11-16-63	99,700,248	7,036,445
Series 2021-163, Class IO	0.797	03-16-64	121,929,968	7,918,803
Series 2021-3, Class IO	0.867	09-16-62	216,444,102	14,410,805
Series 2021-40, Class IO	0.824	02-16-63	57,829,212	3,811,905
Series 2022-150, Class IO	0.824	06-16-64	22,500,290	1,549,498
Series 2022-17, Class IO	0.802	06-16-64	141,445,904	9,668,931
Series 2022-181, Class IO	0.715	07-16-64	69,517,462	5,270,578
Series 2022-21, Class IO	0.783	10-16-63	62,127,110	4,114,362
Series 2022-53, Class IO	0.712	06-16-64	235,263,304	13,418,360

Series 2022-57, Class IO	0.756	09-16-63	171,250,914	10,905,447
Asset backed securities 8.6%				$1,721,380,678
(Cost $1,940,676,212)
Asset backed securities 8.6%				1,721,380,678
ABPCI Direct Lending Fund I, Ltd.
Series 2020-1A, Class A (C)	3.199	12-20-30	9,084,000	8,228,442
Aligned Data Centers Issuer LLC
Series 2021-1A, Class A2 (C)	1.937	08-15-46	48,454,000	40,998,189
AMSR Trust
Series 2020-SFR4, Class A (C)	1.355	11-17-37	9,927,000	8,768,991
Series 2021-SFR4, Class A (C)	2.117	12-17-38	5,614,000	4,796,593
Applebee’s Funding LLC
Series 2019-1A, Class A2I (C)	4.194	06-05-49	31,476,060	29,789,321
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	33

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Aqua Finance Trust
Series 2021-A, Class A (C)	1.540	07-17-46	11,080,213	$10,119,475
Arby’s Funding LLC
Series 2020-1A, Class A2 (C)	3.237	07-30-50	34,005,270	29,103,716
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A (C)	2.360	03-20-26	30,746,000	28,540,513
Series 2020-1A, Class A (C)	2.330	08-20-26	23,406,000	21,444,537
BMW Vehicle Lease Trust
Series 2022-1, Class A3	1.100	03-25-25	11,956,000	11,509,457
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A, Class A (C)	3.280	09-26-33	8,433,771	7,928,729
Carlyle U.S. CLO, Ltd.
Series 2019-2A, Class A1R (3 month LIBOR + 1.120%) (B)(C)	5.199	07-15-32	15,033,000	14,633,468
CarMax Auto Owner Trust
Series 2022-1, Class A3	1.470	12-15-26	16,354,000	15,432,084
CARS-DB4 LP
Series 2020-1A, Class B1 (C)	4.170	02-15-50	21,876,000	19,938,541
CF Hippolyta Issuer LLC
Series 2020-1, Class A1 (C)	1.690	07-15-60	33,214,636	29,398,945
Series 2021-1A, Class A1 (C)	1.530	03-15-61	31,945,875	27,553,346
Chase Auto Credit Linked Notes
Series 2021-3, Class B (C)	0.760	02-26-29	11,264,164	10,577,041
CLI Funding VI LLC
Series 2020-1A, Class A (C)	2.080	09-18-45	38,052,734	32,585,744
CLI Funding VIII LLC
Series 2021-1A, Class A (C)	1.640	02-18-46	28,910,422	24,363,541
Series 2022-1A, Class A (C)	2.720	01-18-47	20,601,770	17,310,962
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	71,664	53,813
DataBank Issuer
Series 2021-1A, Class A2 (C)	2.060	02-27-51	16,189,140	13,962,492
Series 2021-1A, Class C (C)	4.430	02-27-51	3,400,000	2,838,761
DB Master Finance LLC
Series 2017-1A, Class A2II (C)	4.030	11-20-47	11,796,713	10,674,527
Series 2021-1A, Class A2I (C)	2.045	11-20-51	51,755,220	44,367,059
Diamond Infrastructure Funding LLC
Series 2021-1A, Class C (C)	3.475	04-15-49	6,825,000	5,292,897
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (C)	4.118	07-25-47	35,311,080	32,379,236
Series 2021-1A, Class A2I (C)	2.662	04-25-51	24,332,455	20,352,687
Driven Brands Funding LLC
Series 2020-2A, Class A2 (C)	3.237	01-20-51	21,270,143	17,576,901
Series 2021-1A, Class A2 (C)	2.791	10-20-51	30,611,790	24,260,425
Elmwood CLO IV, Ltd.
Series 2020-1A, Class A (3 month LIBOR + 1.240%) (B)(C)	5.319	04-15-33	24,174,000	23,641,664
ExteNet LLC
Series 2019-1A, Class C (C)	5.219	07-26-49	7,100,000	6,611,411
34	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
FirstKey Homes Trust
Series 2020-SFR1, Class A (C)	1.339	08-17-37	39,155,014	$34,936,100
Series 2020-SFR2, Class A (C)	1.266	10-19-37	25,665,186	22,625,001
Series 2021-SFR1, Class A (C)	1.538	08-17-38	18,603,980	15,928,841
Series 2021-SFR1, Class D (C)	2.189	08-17-38	23,526,000	19,486,334
Five Guys Funding LLC
Series 2017-1A, Class A2 (C)	4.600	07-25-47	16,985,988	15,976,408
Ford Credit Auto Owner Trust
Series 2020-1, Class A (C)	2.040	08-15-31	20,485,000	19,019,597
Series 2022-A, Class A3	1.290	06-15-26	8,921,000	8,495,909
Ford Credit Floorplan Master Owner Trust
Series 2019-2, Class A	3.060	04-15-26	44,953,000	43,403,434
Series 2020-2, Class A	1.060	09-15-27	20,465,000	18,305,451
GM Financial Consumer Automobile Receivables Trust
Series 2021-4, Class A3	0.680	09-16-26	7,465,000	7,007,634
Series 2022-1, Class A3	1.260	11-16-26	7,727,000	7,340,784
GMF Floorplan Owner Revolving Trust
Series 2019-2, Class A (C)	2.900	04-15-26	31,317,000	30,347,053
Series 2020-1, Class A (C)	0.680	08-15-25	15,128,000	14,636,131
Golub Capital Partners Funding, Ltd.
Series 2020-1A, Class A2 (C)	3.208	01-22-29	22,181,000	20,384,760
Series 2021-1A, Class A2 (C)	2.773	04-20-29	24,582,000	22,184,522
HI-FI Music IP Issuer LP
Series 2022-1A, Class A2 (C)	3.939	02-01-62	21,357,000	19,157,317
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	5,207,845	5,110,505
Series 2018-AA, Class A (C)	3.540	02-25-32	4,405,436	4,255,804
Series 2022-1D, Class B (C)	4.100	06-20-34	2,670,824	2,539,145
Home Partners of America Trust
Series 2021-2, Class A (C)	1.901	12-17-26	10,741,687	9,258,344
Hotwire Funding LLC
Series 2021-1, Class C (C)	4.459	11-20-51	4,950,000	4,094,148
Hyundai Auto Lease Securitization Trust
Series 2022-A, Class A3 (C)	1.160	01-15-25	14,391,000	13,797,368
Jack in the Box Funding LLC
Series 2019-1A, Class A23 (C)	4.970	08-25-49	8,583,120	7,593,898
Series 2022-1A, Class A2I (C)	3.445	02-26-52	27,769,120	24,161,384
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A2FX (C)	2.730	10-25-48	1,924,483	1,866,447
Mercedes-Benz Auto Receivables Trust
Series 2021-1, Class A3	0.460	06-15-26	19,123,000	18,078,643
MVW Owner Trust
Series 2018-1A, Class A (C)	3.450	01-21-36	8,427,165	8,145,906
Navient Private Education Loan Trust
Series 2016-AA, Class A2A (C)	3.910	12-15-45	3,838,133	3,708,152
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2 (C)	2.600	08-15-68	10,829,661	10,010,859
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	35

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Navient Student Loan Trust
Series 2020-2A, Class A1A (C)	1.320	08-26-69	18,503,301	$15,590,436
Neighborly Issuer LLC
Series 2021-1A, Class A2 (C)	3.584	04-30-51	42,130,420	33,737,408
Series 2022-1A, Class A2 (C)	3.695	01-30-52	18,444,620	14,609,098
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class A1 (C)	1.910	10-20-61	41,424,000	35,023,412
Series 2021-1, Class B1 (C)	2.410	10-20-61	12,548,000	10,332,531
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A (C)	3.104	07-25-26	6,215,578	5,418,925
OCP CLO, Ltd.
Series 2020-19A, Class AR (3 month LIBOR + 1.150%) (B)(C)	5.393	10-20-34	14,541,000	14,066,629
Oxford Finance Funding LLC
Series 2019-1A, Class A2 (C)	4.459	02-15-27	5,108,302	5,059,106
Series 2020-1A, Class A2 (C)	3.101	02-15-28	1,991,135	1,967,226
PFS Financing Corp.
Series 2020-E, Class A (C)	1.000	10-15-25	20,469,000	19,596,382
Progress Residential Trust
Series 2020-SFR1, Class A (C)	1.732	04-17-37	15,512,955	14,140,403
Series 2021-SFR8, Class B (C)	1.681	10-17-38	13,890,000	11,505,172
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF4	4.934	08-25-35	2,369,497	2,277,792
Santander Retail Auto Lease Trust
Series 2022-A, Class A3 (C)	1.340	07-21-25	11,616,000	10,947,285
Santander Revolving Auto Loan Trust
Series 2019-A, Class A (C)	2.510	01-26-32	43,933,000	41,253,293
SCF Equipment Leasing LLC
Series 2021-1A, Class E (C)	3.560	08-20-32	3,300,000	2,997,924
Sesac Finance LLC
Series 2019-1, Class A2 (C)	5.216	07-25-49	30,284,685	27,917,361
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class D (C)	5.200	09-20-35	1,377,935	1,338,890
Series 2019-1A, Class A (C)	3.200	01-20-36	2,378,585	2,281,495
Series 2021-1A, Class D (C)	3.170	11-20-37	2,286,115	2,072,233
SMB Private Education Loan Trust
Series 2019-B, Class A2A (C)	2.840	06-15-37	19,846,363	18,548,420
Series 2020-PTA, Class A2A (C)	1.600	09-15-54	18,995,501	16,732,776
Series 2021-A, Class APT2 (C)	1.070	01-15-53	13,167,500	11,055,304
Sonic Capital LLC
Series 2020-1A, Class A2I (C)	3.845	01-20-50	27,073,818	23,950,203
Series 2021-1A, Class A2I (C)	2.190	08-20-51	22,769,223	18,119,907
Sunbird Engine Finance LLC
Series 2020-1A, Class A (C)	3.671	02-15-45	8,713,389	6,928,136
Taco Bell Funding LLC
Series 2021-1A, Class A2I (C)	1.946	08-25-51	44,848,980	37,843,973
TIF Funding II LLC
Series 2021-1A, Class A (C)	1.650	02-20-46	18,779,796	15,174,376
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A (C)	2.560	11-25-31	63,477,000	60,772,328
36	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Toyota Auto Receivables Owner Trust
Series 2022-A, Class A3	1.230	06-15-26	24,038,000	$22,702,497
Triton Container Finance VIII LLC
Series 2020-1A, Class A (C)	2.110	09-20-45	41,123,711	34,946,210
Series 2021-1A, Class A (C)	1.860	03-20-46	24,407,567	20,353,558
Vantage Data Centers LLC
Series 2020-1A, Class A2 (C)	1.645	09-15-45	26,045,000	22,715,009
Series 2020-2A, Class A2 (C)	1.992	09-15-45	20,898,000	16,965,011
Verizon Master Trust
Series 2022-2, Class A	1.530	07-20-28	20,071,000	18,685,069
VR Funding LLC
Series 2020-1A, Class A (C)	2.790	11-15-50	28,478,633	25,092,213
VSE VOI Mortgage LLC
Series 2017-A, Class A (C)	2.330	03-20-35	8,945,872	8,534,161
Wendy’s Funding LLC
Series 2021-1A, Class A2I (C)	2.370	06-15-51	25,539,713	20,519,346
Willis Engine Structured Trust V
Series 2020-A, Class A (C)	3.228	03-15-45	7,193,320	5,710,383
Zaxby’s Funding LLC
Series 2021-1A, Class A2 (C)	3.238	07-30-51	20,958,700	17,009,410

	Shares	Value
Common stocks 0.1%		$14,094,290
(Cost $26,895,162)
Utilities 0.1%		14,094,290
Multi-utilities 0.1%

Algonquin Power & Utilities Corp.	537,950	14,094,290
Preferred securities 0.1%		$23,188,008
(Cost $25,633,341)
Communication services 0.0%		8,802,160
Wireless telecommunication services 0.0%
Telephone & Data Systems, Inc., 6.625%	468,200	8,802,160
Financials 0.0%		2,545,709
Banks 0.0%
Wells Fargo & Company, 7.500%	2,139	2,545,709
Utilities 0.1%		11,840,139
Multi-utilities 0.1%
NiSource, Inc., 7.750%	111,900	11,840,139

	Par value^	Value
Escrow certificates 0.0%		$12,342
(Cost $0)
LSC Communications, Inc. (C)(H)	19,591,000	12,342

SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	37

	Yield (%)	Shares	Value
Short-term investments 3.0%			$610,237,174
(Cost $610,093,472)
Short-term funds 3.0%			610,237,174
John Hancock Collateral Trust (I)	3.8739(J)	61,062,187	610,237,174

Total investments (Cost $22,685,645,855) 102.1%	$20,511,595,142
Other assets and liabilities, net (2.1%)	(414,193,496)
Total net assets 100.0%	$20,097,401,646

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (0.0%)				$(6,977,301)
(Proceeds received $6,789,234)
U.S. Government Agency (0.0%)				(6,977,301)
Federal National Mortgage Association (A)	5.000	TBA	(7,000,000)	(6,977,301)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Security purchased or sold on a when-issued or delayed delivery basis.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $6,021,314,115 or 30.0% of the fund’s net assets as of 11-30-22.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(J)	The rate shown is the annualized seven-day yield as of 11-30-22.
38	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
U.S. Treasury Long Bond Futures	353	Long	Mar 2023	$44,222,184	$44,831,000	$608,816
						$608,816
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
At 11-30-22, the aggregate cost of investments for federal income tax purposes was $22,761,225,286. Net unrealized depreciation aggregated to $2,255,998,629, of which $132,846,134 related to gross unrealized appreciation and $2,388,844,763 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	39

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 11-30-22 (unaudited)

Assets
Unaffiliated investments, at value (Cost $22,075,552,383)	$19,901,357,968
Affiliated investments, at value (Cost $610,093,472)	610,237,174
Total investments, at value (Cost $22,685,645,855)	20,511,595,142
Receivable for futures variation margin	121,330
Collateral held at broker for futures contracts	2,600,000
Dividends and interest receivable	159,996,023
Receivable for fund shares sold	69,027,252
Receivable for investments sold	43,214,464
Receivable for delayed delivery securities sold	252,470,625
Receivable for securities lending income	1,946
Other assets	2,400,900
Total assets	21,041,427,682
Liabilities
Payable for sale commitments outstanding, at value (Proceeds received $6,789,234)	6,977,301
Due to custodian	6,882,607
Distributions payable	1,076,184
Payable for investments purchased	28,279,619
Payable for delayed delivery securities purchased	851,655,573
Payable for fund shares repurchased	45,720,439
Payable to affiliates
Accounting and legal services fees	1,034,553
Transfer agent fees	750,347
Distribution and service fees	123,146
Trustees’ fees	3,902
Other liabilities and accrued expenses	1,522,365
Total liabilities	944,026,036
Net assets	$20,097,401,646
Net assets consist of
Paid-in capital	$24,108,660,631
Total distributable earnings (loss)	(4,011,258,985)
Net assets	$20,097,401,646

40	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES  (continued)

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($1,698,196,889 ÷ 126,518,339 shares)[1]	$13.42
Class C ($128,899,554 ÷ 9,603,092 shares)[1]	$13.42
Class I ($4,842,448,471 ÷ 360,735,789 shares)	$13.42
Class R2 ($53,532,002 ÷ 3,983,459 shares)	$13.44
Class R4 ($70,610,555 ÷ 5,252,682 shares)	$13.44
Class R6 ($9,845,353,056 ÷ 732,130,043 shares)	$13.45
Class NAV ($3,458,361,119 ÷ 257,278,971 shares)	$13.44
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$13.98

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	41

STATEMENT OF OPERATIONS For the six months ended 11-30-22 (unaudited)

Investment income
Interest	$401,214,407
Dividends from affiliated investments	7,753,024
Dividends	2,159,641
Securities lending	212,590
Less foreign taxes withheld	(132,412)
Total investment income	411,207,250
Expenses
Investment management fees	32,374,742
Distribution and service fees	3,669,011
Accounting and legal services fees	1,570,189
Transfer agent fees	4,654,633
Trustees’ fees	201,012
Custodian fees	1,048,409
State registration fees	223,670
Printing and postage	434,757
Professional fees	352,830
Other	614,843
Total expenses	45,144,096
Less expense reductions	(898,165)
Net expenses	44,245,931
Net investment income	366,961,319
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	(954,571,553)
Affiliated investments	(447,788)
Futures contracts	(8,577,413)
(963,596,754)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(412,908,917)
Affiliated investments	126,354
Futures contracts	2,813,075
(409,969,488)
Net realized and unrealized loss	(1,373,566,242)
Decrease in net assets from operations	$(1,006,604,923)
42	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 11-30-22 (unaudited)	Year ended 5-31-22
Increase (decrease) in net assets
From operations
Net investment income	$366,961,319	$699,888,088
Net realized loss	(963,596,754)	(547,584,910)
Change in net unrealized appreciation (depreciation)	(409,969,488)	(2,301,596,492)
Decrease in net assets resulting from operations	(1,006,604,923)	(2,149,293,314)
Distributions to shareholders
From earnings
Class A	(32,100,511)	(77,534,219)
Class C	(2,104,719)	(6,130,537)
Class I	(98,660,438)	(245,100,676)
Class R2	(1,005,936)	(3,147,279)
Class R4	(1,431,449)	(2,852,798)
Class R6	(201,365,997)	(453,555,668)
Class NAV	(71,365,925)	(171,035,504)
Total distributions	(408,034,975)	(959,356,681)
From fund share transactions	(358,928,726)	1,386,551,880
Total decrease	(1,773,568,624)	(1,722,098,115)
Net assets
Beginning of period	21,870,970,270	23,593,068,385
End of period	$20,097,401,646	$21,870,970,270
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	43

Financial highlights
CLASS A SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.34	$16.32	$16.37	$15.83	$15.41	$15.93
Net investment income[2]	0.22	0.41	0.44	0.45	0.49	0.46
Net realized and unrealized gain (loss) on investments	(0.89)	(1.82)	0.19	0.68	0.46	(0.47)
Total from investment operations	(0.67)	(1.41)	0.63	1.13	0.95	(0.01)
Less distributions
From net investment income	(0.25)	(0.48)	(0.50)	(0.49)	(0.53)	(0.51)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.25)	(0.57)	(0.68)	(0.59)	(0.53)	(0.51)
Net asset value, end of period	$13.42	$14.34	$16.32	$16.37	$15.83	$15.41
Total return (%)[3,4]	(4.70)[5]	(8.89)	3.83	7.22	6.33	(0.11)
Ratios and supplemental data
Net assets, end of period (in millions)	$1,698	$1,903	$2,139	$2,100	$1,688	$1,488
Ratios (as a percentage of average net assets):
Expenses before reductions	0.77[6]	0.76	0.78	0.79	0.78	0.81
Expenses including reductions	0.77[6]	0.76	0.77	0.78	0.78	0.79
Net investment income	3.21[6]	2.56	2.65	2.82	3.21	2.93
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
44	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.34	$16.32	$16.37	$15.84	$15.41	$15.93
Net investment income[2]	0.17	0.29	0.32	0.34	0.39	0.35
Net realized and unrealized gain (loss) on investments	(0.89)	(1.81)	0.19	0.66	0.46	(0.47)
Total from investment operations	(0.72)	(1.52)	0.51	1.00	0.85	(0.12)
Less distributions
From net investment income	(0.20)	(0.37)	(0.38)	(0.37)	(0.42)	(0.40)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.20)	(0.46)	(0.56)	(0.47)	(0.42)	(0.40)
Net asset value, end of period	$13.42	$14.34	$16.32	$16.37	$15.84	$15.41
Total return (%)[3,4]	(5.04)[5]	(9.53)	3.10	6.41	5.66	(0.80)
Ratios and supplemental data
Net assets, end of period (in millions)	$129	$164	$239	$278	$252	$269
Ratios (as a percentage of average net assets):
Expenses before reductions	1.47[6]	1.46	1.48	1.49	1.48	1.51
Expenses including reductions	1.47[6]	1.46	1.47	1.48	1.48	1.49
Net investment income	2.50[6]	1.85	1.94	2.11	2.51	2.23
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Not annualized.
[6]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	45

CLASS I SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.35	$16.33	$16.37	$15.84	$15.41	$15.93
Net investment income[2]	0.24	0.45	0.49	0.50	0.53	0.50
Net realized and unrealized gain (loss) on investments	(0.90)	(1.81)	0.20	0.67	0.47	(0.47)
Total from investment operations	(0.66)	(1.36)	0.69	1.17	1.00	0.03
Less distributions
From net investment income	(0.27)	(0.53)	(0.55)	(0.54)	(0.57)	(0.55)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.27)	(0.62)	(0.73)	(0.64)	(0.57)	(0.55)
Net asset value, end of period	$13.42	$14.35	$16.33	$16.37	$15.84	$15.41
Total return (%)[3]	(4.62)[4]	(8.61)	4.20	7.47	6.70	0.19
Ratios and supplemental data
Net assets, end of period (in millions)	$4,842	$5,375	$6,244	$4,693	$2,928	$2,236
Ratios (as a percentage of average net assets):
Expenses before reductions	0.47[5]	0.46	0.48	0.49	0.50	0.51
Expenses including reductions	0.47[5]	0.46	0.47	0.48	0.49	0.49
Net investment income	3.50[5]	2.86	2.95	3.11	3.48	3.19
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
46	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R2 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.36	$16.34	$16.39	$15.85	$15.42	$15.95
Net investment income[2]	0.21	0.39	0.43	0.44	0.48	0.45
Net realized and unrealized gain (loss) on investments	(0.89)	(1.81)	0.18	0.67	0.47	(0.49)
Total from investment operations	(0.68)	(1.42)	0.61	1.11	0.95	(0.04)
Less distributions
From net investment income	(0.24)	(0.47)	(0.48)	(0.47)	(0.52)	(0.49)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.24)	(0.56)	(0.66)	(0.57)	(0.52)	(0.49)
Net asset value, end of period	$13.44	$14.36	$16.34	$16.39	$15.85	$15.42
Total return (%)[3]	(4.73)[4]	(8.96)	3.73	7.12	6.29	(0.27)
Ratios and supplemental data
Net assets, end of period (in millions)	$54	$65	$111	$105	$86	$83
Ratios (as a percentage of average net assets):
Expenses before reductions	0.86[5]	0.86	0.87	0.87	0.88	0.92
Expenses including reductions	0.85[5]	0.85	0.86	0.87	0.88	0.89
Net investment income	3.12[5]	2.44	2.56	2.73	3.11	2.84
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	47

CLASS R4 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.39	$15.86	$15.43	$15.95
Net investment income[2]	0.23	0.44	0.47	0.48	0.52	0.49
Net realized and unrealized gain (loss) on investments	(0.90)	(1.82)	0.19	0.66	0.47	(0.48)
Total from investment operations	(0.67)	(1.38)	0.66	1.14	0.99	0.01
Less distributions
From net investment income	(0.26)	(0.51)	(0.52)	(0.51)	(0.56)	(0.53)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.26)	(0.60)	(0.70)	(0.61)	(0.56)	(0.53)
Net asset value, end of period	$13.44	$14.37	$16.35	$16.39	$15.86	$15.43
Total return (%)[3]	(4.68)[4]	(8.72)	4.05	7.32	6.55	0.05
Ratios and supplemental data
Net assets, end of period (in millions)	$71	$81	$62	$55	$44	$39
Ratios (as a percentage of average net assets):
Expenses before reductions	0.71[5]	0.71	0.72	0.72	0.74	0.76
Expenses including reductions	0.60[5]	0.60	0.61	0.62	0.63	0.64
Net investment income	3.37[5]	2.76	2.81	2.99	3.36	3.09
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
48	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.40	$15.86	$15.43	$15.96
Net investment income[2]	0.25	0.47	0.51	0.52	0.55	0.53
Net realized and unrealized gain (loss) on investments	(0.89)	(1.81)	0.19	0.67	0.47	(0.49)
Total from investment operations	(0.64)	(1.34)	0.70	1.19	1.02	0.04
Less distributions
From net investment income	(0.28)	(0.55)	(0.57)	(0.55)	(0.59)	(0.57)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.28)	(0.64)	(0.75)	(0.65)	(0.59)	(0.57)
Net asset value, end of period	$13.45	$14.37	$16.35	$16.40	$15.86	$15.43
Total return (%)[3]	(4.49)[4]	(8.50)	4.25	7.65	6.81	0.23
Ratios and supplemental data
Net assets, end of period (in millions)	$9,845	$10,523	$10,341	$7,305	$6,560	$5,944
Ratios (as a percentage of average net assets):
Expenses before reductions	0.37[5]	0.36	0.37	0.37	0.39	0.42
Expenses including reductions	0.36[5]	0.35	0.36	0.37	0.38	0.39
Net investment income	3.62[5]	2.97	3.05	3.22	3.61	3.37
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	49

CLASS NAV SHARES Period ended	11-30-22[1]	5-31-22	5-31-21	5-31-20	5-31-19	5-31-18
Per share operating performance
Net asset value, beginning of period	$14.37	$16.35	$16.39	$15.86	$15.43	$15.95
Net investment income[2]	0.25	0.47	0.51	0.52	0.56	0.53
Net realized and unrealized gain (loss) on investments	(0.90)	(1.81)	0.20	0.67	0.47	(0.48)
Total from investment operations	(0.65)	(1.34)	0.71	1.19	1.03	0.05
Less distributions
From net investment income	(0.28)	(0.55)	(0.57)	(0.56)	(0.60)	(0.57)
From net realized gain	—	(0.09)	(0.18)	(0.10)	—	—
Total distributions	(0.28)	(0.64)	(0.75)	(0.66)	(0.60)	(0.57)
Net asset value, end of period	$13.44	$14.37	$16.35	$16.39	$15.86	$15.43
Total return (%)[3]	(4.56)[4]	(8.49)	4.32	7.60	6.83	0.30
Ratios and supplemental data
Net assets, end of period (in millions)	$3,458	$3,759	$4,458	$3,739	$4,461	$1,959
Ratios (as a percentage of average net assets):
Expenses before reductions	0.36[5]	0.35	0.36	0.36	0.37	0.40
Expenses including reductions	0.35[5]	0.34	0.35	0.35	0.37	0.38
Net investment income	3.63[5]	2.98	3.07	3.23	3.63	3.34
Portfolio turnover (%)	53	110	98	125	106	74

[1]	Six months ended 11-30-22. Unaudited.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Not annualized.
[5]	Annualized.
50	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Bond Fund (the fund) is a series of John Hancock Sovereign Bond Fund (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income consistent with prudent investment risk.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and Class R4 shares are available only to certain retirement and 529 plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	51

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2022, by major security category or type:
	Total value at 11-30-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$7,587,210,683	—	$7,587,210,683	—
Foreign government obligations	29,694,012	—	29,694,012	—
Corporate bonds	8,755,038,927	—	8,755,038,927	—
Municipal bonds	43,829,571	—	43,829,571	—
Term loans	59,349,563	—	59,349,563	—
Collateralized mortgage obligations	1,667,559,894	—	1,667,559,894	—
Asset backed securities	1,721,380,678	—	1,721,380,678	—
Common stocks	14,094,290	$14,094,290	—	—
Preferred securities	23,188,008	23,188,008	—	—
Escrow certificates	12,342	—	12,342	—
Short-term investments	610,237,174	610,237,174	—	—
Total investments in securities	$20,511,595,142	$647,519,472	$19,864,075,670	—
Liabilities
Sale commitments outstanding	$(6,977,301)	—	$(6,977,301)	—
Derivatives:
Assets
Futures	608,816	$608,816	—	—
52	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the portfolio or in a schedule to the portfolio (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in its NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.
Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the securities purchased or sold prior to settlement date.
Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a prime money market fund and invests in
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	53

short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations. As of November 30, 2022, there were no securities on loan.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended November 30, 2022, the fund had no borrowings under the line of credit. Commitment fees for the six months ended November 30, 2022 were $38,841.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
54	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of May 31, 2022, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to amortization and accretion on debt securities.
Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Futures are traded on an exchange and cleared through a central clearinghouse. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	55

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is set by the broker and is generally based on a percentage of the contract value. The margin deposit must then be maintained at the established level over the life of the contract. Cash that has been pledged by the fund, if any, is detailed in the Statement of assets and liabilities as Collateral held at broker for futures contracts. Securities pledged by the fund, if any, are identified in the Fund’s investments. Subsequent payments, referred to as variation margin, are made or received by the fund periodically and are based on changes in the market value of open futures contracts. Futures contracts are marked-to-market daily and unrealized gain or loss is recorded by the fund. Receivable for futures variation margin is included on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
During the six months ended November 30, 2022, the fund used futures contracts to manage the duration of the fund. The fund held futures contracts with USD notional values ranging from $44.8 million to $164.5 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at November 30, 2022 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Interest rate	Receivable/payable for futures variation margin[1]	Futures	$608,816	—

[1]	Reflects cumulative appreciation/depreciation on open futures as disclosed in the Derivatives section of Fund’s investments. Only the period end variation margin receivable/payable is separately reported on the Statement of assets and liabilities.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts
Interest rate	$(8,577,413)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended November 30, 2022:
Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Futures contracts
Interest rate	$2,813,075
Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
56	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 0.450% of the ﬁrst $500 million of the fund’s aggregate average daily net assets, (b) 0.425% of the next $500 million of the fund’s aggregate average daily net assets, (c) 0.400% of the next $1 billion of the fund’s aggregate average daily net assets, (d) 0.350% of the next $500 million of the fund’s aggregate average daily net assets; and (e) 0.300% of the fund’s aggregate average daily net assets in excess of $2.5 billion. Aggregate net assets include the net assets of the fund and certain assets of Multi-Asset High Income Fund, a series of John Hancock Funds II, as defined in the advisory agreement. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an afﬁliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended November 30, 2022, this waiver amounted to 0.01% of the fund’s average daily net assets, on an annualized basis. This arrangement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the six months ended November 30, 2022, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$74,015
Class C	6,037
Class I	210,336
Class R2	2,372
Class	Expense reduction
Class R4	$3,158
Class R6	416,912
Class NAV	147,330
Total	$860,160

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended November 30, 2022, were equivalent to a net annual effective rate of 0.30% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the six months ended November 30, 2022, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for certain classes as detailed below, the fund pays for certain other services. The fund may pay up to
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	57

the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
The fund’s Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares. The current waiver agreement expires on September 30, 2023, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. This contractual waiver amounted to $38,005 for Class R4 shares for the six months ended November 30, 2022.
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $455,386 for the six months ended November 30, 2022. Of this amount, $63,370 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $392,016 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended November 30, 2022, CDSCs received by the Distributor amounted to $24,048 and $5,557 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the six months ended November 30, 2022 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$2,671,803	$1,059,623
Class C	725,580	86,356
Class I	—	3,011,925
Class R2	140,397	2,795
Class R4	131,231	3,712
Class R6	—	490,222
Total	$3,669,011	$4,654,633
58	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 6—Fund share transactions
Transactions in fund shares for the six months ended November 30, 2022 and for the year ended May 31, 2022 were as follows:
	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class A shares
Sold	11,426,555	$155,796,727	26,471,650	$420,880,342
Distributions reinvested	2,291,883	31,139,968	4,739,752	75,056,680
Repurchased	(19,875,948)	(270,137,697)	(29,571,430)	(461,632,481)
Net increase (decrease)	(6,157,510)	$(83,201,002)	1,639,972	$34,304,541
Class C shares
Sold	408,040	$5,574,884	1,125,061	$18,041,512
Distributions reinvested	146,093	1,986,302	365,947	5,812,293
Repurchased	(2,414,116)	(32,736,350)	(4,677,838)	(73,548,592)
Net decrease	(1,859,983)	$(25,175,164)	(3,186,830)	$(49,694,787)
Class I shares
Sold	86,265,955	$1,179,357,047	153,870,329	$2,428,787,996
Distributions reinvested	6,897,410	93,710,708	14,566,680	230,704,012
Repurchased	(107,113,383)	(1,457,013,337)	(176,193,547)	(2,736,245,000)
Net decrease	(13,950,018)	$(183,945,582)	(7,756,538)	$(76,752,992)
Class R2 shares
Sold	325,606	$4,449,457	1,187,593	$19,052,306
Distributions reinvested	53,238	724,695	148,465	2,371,194
Repurchased	(923,359)	(12,644,428)	(3,573,485)	(57,315,979)
Net decrease	(544,515)	$(7,470,276)	(2,237,427)	$(35,892,479)
Class R4 shares
Sold	270,948	$3,684,791	2,382,827	$38,238,204
Distributions reinvested	105,198	1,431,383	180,798	2,850,493
Repurchased	(756,120)	(10,232,602)	(714,706)	(11,228,491)
Net increase (decrease)	(379,974)	$(5,116,428)	1,848,919	$29,860,206
Class R6 shares
Sold	75,949,857	$1,041,811,887	213,638,574	$3,417,996,846
Distributions reinvested	14,720,770	200,368,549	28,483,472	451,151,271
Repurchased	(90,757,770)	(1,236,794,263)	(142,198,884)	(2,211,545,432)
Net increase (decrease)	(87,143)	$5,386,173	99,923,162	$1,657,602,685
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	59

	Six Months Ended 11-30-22		Year Ended 5-31-22
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,035,954	$70,465,718	6,120,924	$96,971,135
Distributions reinvested	5,245,256	71,365,925	10,784,239	171,035,504
Repurchased	(14,691,828)	(201,238,090)	(27,916,110)	(440,881,933)
Net decrease	(4,410,618)	$(59,406,447)	(11,010,947)	$(172,875,294)
Total net increase (decrease)	(27,389,761)	$(358,928,726)	79,220,311	$1,386,551,880
Affiliates of the fund owned 100% of shares of Class NAV on November 30, 2022. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $3,863,299,739 and $4,852,342,091, respectively, for the six months ended November 30, 2022. Purchases and sales of U.S. Treasury obligations aggregated $6,884,448,080 and $6,214,448,091, respectively, for the six months ended November 30, 2022.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund’s net assets. At November 30, 2022, funds within the John Hancock group of funds complex held 17.2% of the fund’s net assets. There were no individual affiliated funds with an ownership of 5% or more of the fund’s net assets.
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	61,062,187	$92,648,841	$4,362,966,209	$(3,845,056,442)	$(447,788)	$126,354	$7,965,614	—	$610,237,174

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—LIBOR discontinuation risk
LIBOR (London Interbank Offered Rate) is a measure of the average interest rate at which major global banks can borrow from one another. Following allegations of rate manipulation and concerns regarding its thin liquidity, in July 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that it will stop encouraging banks to provide the quotations needed to sustain LIBOR. As market participants transition away from LIBOR, LIBOR’s usefulness may deteriorate and these effects could be experienced until the permanent cessation of the
60	JOHN HANCOCK Bond Fund | SEMIANNUAL REPORT

majority of U.S. LIBOR rates in 2023. The transition process may lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. LIBOR’s deterioration may adversely affect the liquidity and/or market value of securities that use LIBOR as a benchmark interest rate.
The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR maturities, including some U.S. LIBOR maturities, on December 31, 2021, and is expected to cease publishing the remaining and most liquid U.S. LIBOR maturities on June 30, 2023. It is expected that market participants have or will transition to the use of alternative reference or benchmark rates prior to the applicable LIBOR publication cessation date. Additionally, although regulators have encouraged the development and adoption of alternative rates such as the Secured Overnight Financing Rate ("SOFR"), the future utilization of LIBOR or of any particular replacement rate remains uncertain.
The impact on the transition away from LIBOR referenced financial instruments remains uncertain. It is expected that market participants will adopt alternative rates such as SOFR or otherwise amend such financial instruments to include fallback provisions and other measures that contemplate the discontinuation of LIBOR. Uncertainty and risk remain regarding the willingness and ability of issuers and lenders to include alternative rates and revised provisions in new and existing contracts or instruments. To facilitate the transition of legacy derivatives contracts referencing LIBOR, the International Swaps and Derivatives Association, Inc. launched a protocol to incorporate fallback provisions. There are obstacles to converting certain longer term securities to a new benchmark or benchmarks and the effectiveness of one versus multiple alternative reference rates has not been determined. Certain proposed replacement rates, such as SOFR, are materially different from LIBOR, and will require changes to the applicable spreads. Furthermore, the risks associated with the conversion from LIBOR may be exacerbated if an orderly transition is not completed in a timely manner.
Note 11—Coronavirus (COVID-19) pandemic
The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange-trading suspensions, and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
Note 12—New accounting pronouncement
In March 2020, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other IBOR-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management expects that the adoption of the guidance will not have a material impact to the financial statements.
SEMIANNUAL REPORT | JOHN HANCOCK Bond Fund	61

SHAREHOLDER MEETING

(Unaudited)
The fund held a Special Joint Meeting of Shareholders on Friday, September 9, 2022. The following proposal was considered by the shareholders:
Proposal: To elect eight Trustees as members of the Board of Trustees of each of the Trusts.
THE PROPOSAL PASSED ON September 9, 2022.
	Total votes for the nominee	Total votes withheld from the nominee
Independent Trustees
James R. Boyle	1,291,129,397.189	23,719,175.623
Noni L. Ellison	1,291,132,278.619	23,716,294.193
Dean C. Garfield	1,290,946,865.206	23,901,707.606
Patricia Lizarraga	1,291,670,173.448	23,178,399.364
Frances G. Rathke	1,291,227,783.022	23,620,789.790

Non-Independent Trustees
Andrew G. Arnott	1,291,201,209.748	23,647,363.064
Marianne Harrison	1,291,469,912.890	23,378,659.922
Paul Lorentz	1,291,094,389.496	23,754,183.316
62	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Sovereign Bond Fund (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor), for John Hancock Bond Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 21-23, 2022 videoconference1 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a videoconference meeting held on May 24-25, 2022. The Trustees who are not "interested persons" of the Trust as defined by the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees") also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At videoconference meetings held on June 21-23, 2022, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

1On June 19, 2020, as a result of health and safety measures put in place to combat the global COVID-19 pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the Board’s May and June meetings were held via videoconference in reliance on the Order. This exemptive order supersedes, in part, a similar earlier exemptive order issued by the SEC.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	63

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
64	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index and peer group median for the one-, three-, five- and ten-year periods ended December 31, 2021. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index and peer group median for the one-, three-, five- and ten-year periods. The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	65

management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board also noted that the fund’s distributor, an affiliate of the Advisor, has agreed to waive a portion of its Rule 12b-1 fee for a share class of the fund. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
66	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	67

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board also noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group median and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds and the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
***
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
68	JOHN HANCOCK BOND FUND | SEMIANNUAL REPORT

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
James R. Boyle
Peter S. Burgess*,#
William H. Cunningham*
Grace K. Fey
Noni L. Ellison^
Dean C. Garfield^
Marianne Harrison†
Deborah C. Jackson
Patricia Lizarraga*,^
Paul Lorentz‡
Frances G. Rathke*
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg
Chief Compliance Officer
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (US) LLC
Portfolio Managers
Jeffrey N. Given, CFA
Howard C. Greene, CFA
Connor Minnaar, CFA
Pranay Sonalkar
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
State Street Bank and Trust Company
Transfer agent
John Hancock Signature Services, Inc.
Legal counsel
K&L Gates LLP

† Non-Independent Trustee
* Member of the Audit Committee
# Mr. Burgess is retiring effective December 31, 2022.
^ Elected to serve as Independent Trustee effective as of September 9, 2022.
‡ Elected to serve as Non-Independent Trustee effective as of September 9, 2022.
The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
SEMIANNUAL REPORT | JOHN HANCOCK BOND FUND	69

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
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Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
Mid Cap Growth
New Opportunities
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Small Cap Growth
Small Cap Value
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U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Environmental Opportunities
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FIXED-INCOME FUNDS

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Income
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Money Market
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Opportunistic Fixed Income
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Short Duration Municipal Opportunities
Strategic Income Opportunities
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Diversified Macro
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Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock International High Dividend ETF
John Hancock Mortgage-Backed Securities ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Preferred Income ETF
John Hancock U.S. High Dividend ETF
ENVIRONMENTAL,SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
CLOSED-END FUNDS

Asset-Based Lending
Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC, Manulife Investment Management (US) LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Bond Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF2630343	21SA 11/22
1/2023

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

(g)Not Applicable

(h)Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not Applicable

(b)Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a)The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N- CSR. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13. EXHIBITS.

(a)(1) Not applicable

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Nominating and Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President
Date:	January 9, 2023
By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date:	January 9, 2023